STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                            [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I of Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully before you purchase your variable life insurance policy.

Stag Variable Life Last Survivor is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account               Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                    Series I of the AIM V.I. Premier Equity Fund of
                                                              the A I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account            Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  American Funds Blue Chip Income and Growth Fund Sub-        Class 2 of the Blue Chip Income and Growth Fund of
  Account                                                     American Funds Insurance Series
  American Funds Bond Fund Sub-Account                        Class 2 of the Bond Fund of American Funds
                                                              Insurance Series
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  American Funds International Fund Sub-Account               Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds New World Fund Sub-Account                   Class 2 of the New World Fund of American Funds
                                                              Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account        Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers HLS Fund Sub-Account                      Class IA of Hartford Advisers HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account (1)      Class IA of Hartford Capital Appreciation HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account            Class IA of Hartford Disciplined Equity HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account           Class IA of Hartford Dividend and Growth HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Global Advisers HLS Fund Sub-Account (Closed to    Class IA of Hartford Global Advisers HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Hartford Global Leaders HLS Fund Sub-Account (Closed    Class IA of Hartford Global Leaders HLS Fund of
  to new and subsequent premium payments and transfers    Hartford Series Fund, Inc.
  of Account Value)
  Hartford Global Technology HLS Fund Sub-Account         Class IA of Hartford Global Technology HLS Fund of
  (Closed to new and subsequent premium payments and      Hartford Series Fund, Inc.
  transfers of Account Value)
  Hartford Growth Opportunities HLS Fund Sub-Account      Class IA of Hartford Growth Opportunities HLS Fund
                                                          of Hartford HLS Series Fund II, Inc.
  Hartford Index HLS Fund Sub-Account                     Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund           Class IA of Hartford International Opportunities HLS
  Sub-Account                                             Fund of Hartford Series Fund, Inc.
  Hartford International Small Company HLS Fund           Class IA of Hartford International Small Company HLS
  Sub-Account                                             Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account (2)                Class IA of Hartford MidCap HLS Fund of Hartford
                                                          Series Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account (3)          Class IA of Hartford MidCap Value HLS Fund of
                                                          Hartford Series Fund II, Inc.
  Hartford Money Market HLS Fund Sub-Account              Class IA of Hartford Money Market HLS Fund of
                                                          Hartford Series Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account       Class IA of Hartford Mortgage Securities HLS Fund of
                                                          Hartford Series Fund, Inc.
  Hartford Small Company HLS Fund Sub-Account (3)         Class IA of Hartford Small Company HLS Fund of
                                                          Hartford Series Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                     Class IA shares of Hartford Stock HLS Fund of
                                                          Hartford HLS Series Fund, Inc.
  Hartford Total Return Bond HLS Fund Sub-Account         Class IA shares of Hartford Total Return Bond HLS
  (formerly Hartford Bond HLS Fund Sub-Account)           Fund (formerly Hartford Bond HLS Fund) of Hartford
                                                          Series Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account       Class IA shares of Hartford Value Opportunities HLS
                                                          Fund of Hartford HLS Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                    Initial Class of the MFS-Registered Trademark- New
                                                          Discovery Series of the MFS-Registered Trademark-
                                                          Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                     Initial Class of the MFS-Registered Trademark- Total
                                                          Return Series of the MFS-Registered Trademark-
                                                          Variable Insurance Trust-SM-
  Mutual Shares Securities Fund Sub-Account               Class 2 of the Mutual Shares Securities Fund of the
                                                          Franklin Templeton Variable Insurance Products Trust
  Putnam VT Capital Opportunities Sub-Account             Class IB of Putnam VT Capital Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account (Closed   Class IA of Putnam VT Diversified Income Fund of
  to new and subsequent premium payments and transfers    Putnam Variable Trust
  of Account Value)
  Putnam VT Equity Income Sub-Account                     Class IB of Putnam VT Equity Income Fund of Putnam
                                                          Variable Trust
  Putnam VT The George Putnam Fund of Boston Sub-Account  Class IA of Putnam VT The George Putnam Fund of
  (Closed to new and subsequent premium payments and      Boston of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
  (Closed to new and subsequent premium payments and      of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Equity Sub-Account                     Class IA of Putnam VT Global Equity Fund of Putnam
                                                          Variable Trust

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT Growth and Income Sub-Account                 Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account (Closed to   Class IA of Putnam VT Health Sciences Fund of Putnam
  new and subsequent premium payments and transfers of    Variable Trust
  Account Value)
  Putnam VT High Yield Sub-Account                        Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Sub-Account                            Class IA of Putnam VT Income Fund of Putnam Variable
                                                          Trust
  Putnam VT International Equity Sub-Account              Class IA of Putnam VT International Equity Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth Fund of
  Account (Closed to new and subsequent premium payments  Putnam Variable Trust and transfers of Account Value)
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account (Closed to new and subsequent premium payments  Opportunities Fund of Putnam Variable Trust and transfers of Account Value)
  Putnam VT Investors Fund Sub-Account (Closed to new     Class IA of Putnam VT Investors Fund of Putnam
  and subsequent premium payments and transfers of        Variable Trust
  Account Value)
  Putnam VT Money Market Fund Sub-Account (Closed to new  Class IA of Putnam VT Money Market Fund of Putnam
  and subsequent premium payments and transfers of        Variable Trust
  Account Value)
  Putnam VT New Opportunities Sub-Account                 Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account (Closed to new     Class IA of Putnam VT New Value Fund of Putnam
  and subsequent premium payments and transfers of        Variable Trust
  Account Value)
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
  (Closed to new and subsequent premium payments and      Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
  (Closed to new and subsequent premium payments and      Fund of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Vista Fund Sub-Account (Closed to new and     Class IA of Putnam VT Vista Fund of Putnam Variable
  subsequent premium payments and transfers of Account    Trust
  Value)
  Putnam VT Voyager Sub-Account                           Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP Asset Manager Portfolio Sub-Account        Initial Class of Fidelity VIP Asset Manager
  (Closed to new and subsequent premium payments and      Portfolio
  transfers of Account Value)
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account (Closed to  Initial Class of Fidelity VIP Overseas Portfolio
  new and subsequent premium payments and transfers of
  Account Value)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 2, 2005

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  Separate Account VL II                                          9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           13
----------------------------------------------------------------------
YOUR POLICY                                                      15
----------------------------------------------------------------------
PREMIUMS                                                         20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 22
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        30
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              31
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may make a partial surrender once per month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one partial surrender per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end sales load                       When you pay premium.                      Maximum Charge: (1)
                                                                                      50% of each Premium Payment.
Tax Charge on Premium Payment              When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of premium tax
                                                                                      charge is generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its premium tax
                                                                                      charges. It may change if you change
                                                                                      your state or municipality of residence.
Federal Tax Charge                         When you pay premium.                      1.25% of each premium payment.
Premium Processing Charge                  When you pay premium.                      1.25% of each premium payment.
Unscheduled Face Amount Increase Fee       Each month for five (5) years beginning    Maximum Charge
                                           on the effective date of any unscheduled   The monthly fee is $0.05 per $1,000 of
                                           increase in Face Amount you request.       Face Amount increase.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.*
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $50 per withdrawal.
Loan Interest Rate                         Monthly if you have taken a loan on your   6% (2)
                                           policy.

(1) The Front-End Sales Load is based on the amount of premium paid in relation to the Target Premium and the policy year in which it is paid. Premiums paid up to the Target Premium:

Policy Year                                                Percent
-----------                                ----------------------------------------
  1                                                                             50%
  2-5                                                                           15%
  6-10                                                                          10%
  11-20                                                                          2%
  20+                                                                            2%

    Premiums paid in excess of the Target Premium:

Policy Year                                                Percent
-----------                                ----------------------------------------
  1                                                                              9%
  2-10                                                                           4%
  11-20                                                                          2%
  20+                                                                            2%

(2) Loan Accounts are credited with interest at an annual rate of 4% for the first ten policy years. Thereafter, the rate will be 5%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

*   Not currently being deducted.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges(1)               Monthly.                                   Minimum Charge
                                                                                      $0.00 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female non-smoker
                                                                                      in the first year.
                                                                                      Maximum Charge
                                                                                      $1.32 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.01 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old male preferred
                                                                                      non-smokers and two 65-year-old female
                                                                                      preferred non-smokers in the first year.
Mortality and Expense Risk Charge          Monthly.                                   Policy Years 1-10:
                                                                                      0.80% (annualized) of Sub-Account Value.
                                                                                      Policy Years 11-20:
                                                                                      0.50% (annualized) of Sub-Account Value.
                                                                                      Policy Years 21+:
                                                                                      0.25% (annualized) of Sub-Account Value.
Administrative Charge                      Monthly.                                   Maximum Charge:
                                                                                      $10 per month plus $0.03 per month per
                                                                                      $1,000 of Face Amount at the policy
                                                                                      issue date.
Issue Charge                               Each month for the first five policy       Maximum Charge
                                           years.                                     $20 plus $0.05 per $1,000 of the Initial
                                                                                      Face Amount.
Single Life Yearly Renewable Term Life     Monthly.                                   Minimum Charge
Insurance Rider(1)                                                                    $0.25 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female non-smoker
                                                                                      in the first year
                                                                                      Maximum Charge
                                                                                      $14.96 per $1,000 of the net amount at
                                                                                      risk for a 85-year-old male smoker in
                                                                                      the first year
                                                                                      Charge for a representative insured
                                                                                      $3.05 per $1,000 of the net amount at
                                                                                      risk for a 65-year-old male in the first
                                                                                      year
Estate Protection Rider(1)                 Monthly.                                   Minimum Charge
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers in the first year
                                                                                      Maximum Charge
                                                                                      $2.89 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers in
                                                                                      the first year
                                                                                      Charge for a representative insured
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old males in the
                                                                                      first year
Last Survivor Exchange Option Rider        Monthly.                                   No Charge.
Maturity Value Extension Rider             Monthly.                                   No Charge.

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for a personal illustration.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.43%      1.26%
---------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.            2/15/05        A+    Financial Strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      2/15/05       AA-    Financial Strength
------------------------------------------------------------------------------------------------
 Fitch                                  2/15/05       AA     Financial Strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.
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10                                               HARTFORD LIFE INSURANCE COMPANY
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AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (1)

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP. (2)

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of
    August 1, 2004 and before.
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HARTFORD LIFE INSURANCE COMPANY                                               11
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MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DIVERSIFIED INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in growth stocks, which are those issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time.

PUTNAM VT INVESTORS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly
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12                                               HARTFORD LIFE INSURANCE COMPANY
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in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT NEW VALUE FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income.

FIDELITY VIP OVERSEAS PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital.

INVESTMENT ADVISERS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end, series, management investment company. A I M
Advisors, Inc. serves as the investment adviser to these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at
333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group
Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and
Class IB. Only Class IA shares are available in this policy.
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HARTFORD LIFE INSURANCE COMPANY                                               13
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MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-
Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the amount of premium paid in relation to the Target Premium; and

- the policy year in which the premium is paid.

Both current and maximum front-end sales loads for premiums paid up to the Target Premium are:

- 50% in the first policy year;

- 15% in policy years 2 through 5;

- 10% in policy years 6 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums paid in excess of the Target Premium are:

- 9% in policy year 1;

- 4% in policy years 2 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental
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14                                               HARTFORD LIFE INSURANCE COMPANY
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entity. The range of such charge generally is between 0% and 4%.

FEDERAL TAX CHARGE -- We deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.

PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and policy processing costs.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the mortality and expense risk charge;

- the monthly administrative charge;

- the issue charge;

- charges for "special" insurance class rating, if any;

- any charges for additional benefits provided by rider;

- any Face Amount increase fee;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For standard risks, the cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The current mortality and expense risk charge for any Monthly Activity Date is equal to:

- the current mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for the first ten policy years is 0.80%. For policy years 11 through 20, the current and maximum rate is 0.50%, which is reduced to 0.25% after policy year 20.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1,000 of Face Amount at the policy issue date, paid in policy years 1 through 10. The charge for all policy years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1,000 of Face Amount at the policy issue date.
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HARTFORD LIFE INSURANCE COMPANY                                               15
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ISSUE CHARGE -- In the first five policy years, we assess a monthly issue charge to compensate us for the up-front costs to underwrite and issue a policy. The issue charge is the sum of $20.00 per month for the first five policy years plus $.05 per $1,000 of Face Amount at the date the policy is issued.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. The fee is $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.
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In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distributed among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

x  20 Transfer Rule

x  Abusive Trading Policy and

x  Third Party Transfer Service Agreements.
                               -------------------------------------------------

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying
Fund wants Hartford to investigate.
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HARTFORD LIFE INSURANCE COMPANY                                               17
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Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:

- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent
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18                                               HARTFORD LIFE INSURANCE COMPANY
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  Sub-Account transfers that does not violate the precise terms of the 20
  Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the Policies together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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The DCA program allows you to regularly transfer an amount you select from the
Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, sthe amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the
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20                                               HARTFORD LIFE INSURANCE COMPANY
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person insured under the policy and the amount of benefit provided by the rider.
The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the second insured regardless of the age of either insured, subject to the conditions stated in the rider. Extending the maturity date requires your written consent. If the maturity date is extended under this rider, the death benefit will be reduced to the Account Value and we will not accept any new premium payments.

Riders may not be available in all states.

BENEFITS AT MATURITY -- If either insured is living on the "maturity date," we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, your policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-231-5453.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-
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HARTFORD LIFE INSURANCE COMPANY                                               21
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annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the Valuation Day that we receive the premium; however, premium payments received on any Valuation Day after the close of the NYSE or on a non-Valuation Day will be invested on the next Valuation Day.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the
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22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the sum of the premiums paid.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option to Option A or Option B without evidence of insurability. If you change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to the option change. If you change to Option B, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your death benefit option does not result in any fees or charges against your policy. However, you should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

DEATH BENEFIT GUARANTEE -- The death benefit guarantee is a feature for all policies at issue. If the premiums paid during policy year 1 are less than the Annual Death Benefit Guarantee Premium, the death benefit guarantee will be removed from the policy.

After policy year 1, the death benefit guarantee will be in effect as long as the cumulative premiums paid into the policy, less any withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium. The death benefit guarantee period will expire at the end of policy year five.

If the death benefit guarantee is in effect, payment of the Face Amount upon the death of the last surviving insured will be guaranteed, regardless of your policy's investment performance. The death benefit guarantee is in effect if:

- the death benefit guarantee period has not expired; and

- on each Monthly Activity Date, the cumulative premiums paid into your policy, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request a change in the Face Amount by writing to us.
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HARTFORD LIFE INSURANCE COMPANY                                               23
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The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page, provided that the deduction for the cost of insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase.

An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request in writing. The remaining Face Amount must not be less than that specified by our minimum rules then in effect. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

We reserve the right to limit the number of increases and/or decreases made under a policy to no more than one in any 12 month period.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- You may elect to fully surrender your policy as long as your policy is in effect. Upon surrender, you will receive the Cash Surrender Value determined as of the later of (a) the date on which we receive your request for surrender in writing (b) the date you request. The policy will terminate on the later of (x) the date we receive your request in writing or (y) the date you request the surrender to be effective.

PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of Account Value on the date we grant a loan.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Account Value on any Monthly
Activity Date, the policy will then go into default. See "Lapse and Reinstatement."
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24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4% during the first ten policy years. Thereafter, the rate will be 5%. For preferred loans, the rate is 6%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

A policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. We will mail the you and any assignee written notice of the amount of premium that will be required to continue the defaulting policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit Guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the death benefit will be reduced to the Face Amount and any riders will no longer be in force. If the last surviving insured dies during the grace period, we will pay the death proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit Guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

On every Monthly Activity Date during the Death Benefit Guarantee period, we will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit Guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to you and any assignee written notice of the amount of premium required to continue the Death Benefit Guarantee.

At the end of the grace period, the Death Benefit Guarantee will be removed from the policy if we have not received the amount of the required premium. You will receive a written notification of the change.

Loss of the Death Benefit Guarantee at the end of the Death Benefit Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the Death Benefit Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and

HARTFORD LIFE INSURANCE COMPANY                                               25
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  (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement.

Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated policy.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint

26                                               HARTFORD LIFE INSURANCE COMPANY
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survivorship life insurance contract is not directly addressed by Section 7702.
In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient

HARTFORD LIFE INSURANCE COMPANY                                               27
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incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the

28                                               HARTFORD LIFE INSURANCE COMPANY
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contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------
General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

CASH SURRENDER VALUE: the Account Value less all Indebtedness.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed policy years plus the completed portion of the current policy year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: the date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5% and a Face Amount equal to the initial Face Amount. The policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               31
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial advisor for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR SERIES I
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                             3
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 SERVICES                                                                    3
 -------------------------------------------------------------------------------
 EXPERTS                                                                     3
 -------------------------------------------------------------------------------
 DISTRIBUTION OF POLICIES                                                    3
 -------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                        5
 -------------------------------------------------------------------------------
 PERFORMANCE DATA                                                            6
 -------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 -------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $1,767,277;
2003: $2,044,679.96; and 2002: $8,274,189. HESCO did not retain any of these commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully below.

4                                                HARTFORD LIFE INSURANCE COMPANY
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We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 45% of the premium paid up to the target premium. The most common commission for the amount in excess of the Target Premium in the first Policy Year is 2% up to a maximum of 2.5%. There is also an Expense Reimbursement Allowance paid during the first Policy Year. The most common Expense Reimbursement Allowance in the first year is 25% of Target Premium up to a maximum of 45% and 1.11% of the premium in excess of the Target Premium up to a maximum of 2.5%. In Policy Years 2 and later, the most common schedule allows for a commission of 2% of premiums paid on the Target Premium up to a maximum of 5%.and a commission of 2% on premiums above the Target Premium up to a maximum of 5%.

Your Sales Representative typically receives a portion of the compensation that is payable to his or her Financial Intermediary in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, we and/or an affiliate pay to Financial Intermediaries significant additional cash compensation ("Additional Payments") from our own assets in connection with the promotion and solicitation of application for the policies by some, but not all, Financial Intermediaries. These Additional Payments include override payments, bonuses, wholesaler fees, training and marketing allowances and general expense reimbursement allowances separate from and in addition to the ones described above in this SAI. Such payments may offset the Financial Intermediary's expenses in connection with activities that it is required to perform, such as administrative services, educating personnel and maintaining records. Such Additional Payments may give Hartford greater access to Sales Representatives of the Financial Intermediaries that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your Sales Representative may serve you better, this additional compensation also may afford Hartford a "preferred" status at the recipient Financial Intermediary and provide some other marketing benefit such as website placement, access to Sales Representative lists, extra marketing assistance, or other heightened visibility and access to the Financial Intermediary's sales force that may otherwise influence the way that the Financial Intermediary and the Sales Representative market the policies.

Subject to applicable state law and NASD rules, Hartford, HESCO and its affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software. Hartford and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their Sales Representatives and guests in connection with education, sales and promotional programs, subject to applicable state laws and NASD rules.

As of December 31, 2004, HESCO has entered into arrangements to make Additional Payments to a number of Financial Intermediaries. The major agreements are with the following nonaffiliated Financial Intermediaries: A. G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services, Inc. For the year ended December 31, 2004 Hartford, HESCO and their affiliate, Hartford Life & Annuity Insurance Company, paid approximately $10,100,000 in total Additional Payments to these Financial Intermediaries.

In addition, for the year ended December 31, 2004, Hartford, HESCO and their affiliate, Hartford Life & Annuity Insurance Company, paid $11,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).

All of the Additional Payments described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products. These Additional Payments may, in some cases, act as a financial incentive for a Financial Intermediary or your Selling Representative to recommend the purchase of one policy over another policy or to recommend this policy over other investment options. Please consult your Financial Intermediary or your Selling Representative for more information.

These Additional Payments, which may vary for different Financial
Intermediaries, will be made by HESCO, Hartford and its affiliates out of their assets and are not direct deductions from the policy values.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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ADDITIONAL INFORMATION ABOUT CHARGES

FRONT-END SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on the amount of premium paid in relation to the Target Premium and the Policy Year in which the premium is paid.

Both current and maximum front-end sales loads for premiums paid up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%.

Both current and maximum front-end sales loads for premiums paid in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by Your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will effective on the date shown on the new policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

6                                                HARTFORD LIFE INSURANCE COMPANY
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PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the front-end sales load, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account VL II as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                          AMERICAN
                           AIM V.I. MID     AIM V.I.     FUNDS ASSET
                             CAP CORE    PREMIER EQUITY  ALLOCATION
                           EQUITY FUND        FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....      17,099           218         295,931
                             ========        ======      ==========
    Cost.................    $209,824        $4,380      $4,243,488
                             ========        ======      ==========
    Market Value.........    $224,165        $4,642      $4,563,259
  Due from Hartford Life
   Insurance Company.....      --            --              --
  Receivable from fund
   shares sold...........      --            --              --
  Other assets...........      --            --                   1
                             --------        ------      ----------
  Total Assets...........     224,165         4,642       4,563,260
                             --------        ------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --              --
  Payable for fund shares
   purchased.............      --            --              --
  Other liabilities......      --            --              --
                             --------        ------      ----------
  Total Liabilities......      --            --              --
                             --------        ------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $224,165        $4,642      $4,563,260
                             ========        ======      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN
                           FUNDS BLUE                                                             AMERICAN
                           CHIP INCOME   AMERICAN      AMERICAN      AMERICAN      AMERICAN         FUNDS       AMERICAN
                           AND GROWTH   FUNDS BOND   FUNDS GLOBAL  FUNDS GROWTH  FUNDS GROWTH-  INTERNATIONAL   FUNDS NEW
                              FUND         FUND      GROWTH FUND       FUND       INCOME FUND       FUND       WORLD FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  ------------  -------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     150,110      82,931         78,713       142,911       219,876        107,662       26,509
                           ==========    ========     ==========    ==========    ==========     ==========     ========
    Cost.................  $1,331,581    $925,827     $1,046,954    $6,126,728    $6,791,922     $1,396,916     $322,740
                           ==========    ========     ==========    ==========    ==========     ==========     ========
    Market Value.........  $1,531,124    $952,043     $1,356,218    $7,302,762    $8,056,263     $1,699,976     $368,214
  Due from Hartford Life
   Insurance Company.....       9,807      --             15,791        25,516        28,359        --             9,807
  Receivable from fund
   shares sold...........      --          --            --            --            --             --            --
  Other assets...........      --          --                  5            18       --             --            --
                           ----------    --------     ----------    ----------    ----------     ----------     --------
  Total Assets...........   1,540,931     952,043      1,372,014     7,328,296     8,084,622      1,699,976      378,021
                           ----------    --------     ----------    ----------    ----------     ----------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --          --            --            --            --             --            --
  Payable for fund shares
   purchased.............       9,807      --             15,791        25,516        28,359        --             9,807
  Other liabilities......      --          --            --            --                  6        --            --
                           ----------    --------     ----------    ----------    ----------     ----------     --------
  Total Liabilities......       9,807      --             15,791        25,516        28,365        --             9,807
                           ----------    --------     ----------    ----------    ----------     ----------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $1,531,124    $952,043     $1,356,223    $7,302,780    $8,056,257     $1,699,976     $368,214
                           ==========    ========     ==========    ==========    ==========     ==========     ========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              AMERICAN
                            FUNDS GLOBAL
                               SMALL       FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME
                                FUND         PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       131,830         73,892         432,618
                             ==========     ==========     ===========
    Cost.................    $1,825,137     $1,233,303     $ 9,958,768
                             ==========     ==========     ===========
    Market Value.........    $2,243,753     $1,097,300     $10,975,531
  Due from Hartford Life
   Insurance Company.....         2,631        --                  145
  Receivable from fund
   shares sold...........       --             --              --
  Other assets...........       --                   1               4
                             ----------     ----------     -----------
  Total Assets...........     2,246,384      1,097,301      10,975,680
                             ----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --              --
  Payable for fund shares
   purchased.............         2,632        --                  145
  Other liabilities......       --             --              --
                             ----------     ----------     -----------
  Total Liabilities......         2,632        --                  145
                             ----------     ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $2,243,752     $1,097,301     $10,975,535
                             ==========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                         FRANKLIN SMALL                                                HARTFORD      HARTFORD
                           FIDELITY VIP    CAP VALUE     MUTUAL SHARES    HARTFORD                     CAPITAL     DIVIDEND AND
                             OVERSEAS      SECURITIES     SECURITIES    ADVISERS HLS  HARTFORD BOND  APPRECIATION   GROWTH HLS
                            PORTFOLIO         FUND           FUND           FUND        HLS FUND       HLS FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  --------------  -------------  ------------  -------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares.....       69,956        106,582        42,601         550,606      1,051,377       593,688       614,073
                            ==========     ==========      ========     ===========    ===========   ===========   ===========
    Cost.................   $1,336,559     $1,373,764      $639,495     $14,066,497    $11,850,649   $26,888,104   $11,661,416
                            ==========     ==========      ========     ===========    ===========   ===========   ===========
    Market Value.........   $1,225,632     $1,668,008      $708,882     $12,687,738    $12,556,458   $31,721,777   $12,788,437
  Due from Hartford Life
   Insurance Company.....      --             --             --             --              20,016         8,504       --
  Receivable from fund
   shares sold...........        9,634        --             --             --             --            --            --
  Other assets...........      --             --             --             --                  24            17            41
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
  Total Assets...........    1,235,266      1,668,008       708,882      12,687,738     12,576,498    31,730,298    12,788,478
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        9,634        --             --             --             --            --            --
  Payable for fund shares
   purchased.............      --             --             --             --              20,016         8,504       --
  Other liabilities......            6        --             --                   5        --            --            --
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
  Total Liabilities......        9,640        --             --                   5         20,016         8,504       --
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $1,225,626     $1,668,008      $708,882     $12,687,733    $12,556,482   $31,721,794   $12,788,478
                            ==========     ==========      ========     ===========    ===========   ===========   ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HARTFORD                     HARTFORD
                              GLOBAL        HARTFORD       GLOBAL
                           ADVISERS HLS  GLOBAL LEADERS  TECHNOLOGY
                               FUND         HLS FUND      HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       8,430           285          5,302
                             ========        ======        =======
    Cost.................    $ 89,885        $3,378        $26,513
                             ========        ======        =======
    Market Value.........    $105,615        $5,253        $26,208
  Due from Hartford Life
   Insurance Company.....      --            --             --
  Receivable from fund
   shares sold...........      --            --             --
  Other assets...........           1        --             --
                             --------        ------        -------
  Total Assets...........     105,616         5,253         26,208
                             --------        ------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --
  Payable for fund shares
   purchased.............      --            --             --
  Other liabilities......      --            --             --
                             --------        ------        -------
  Total Liabilities......      --            --             --
                             --------        ------        -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $105,616        $5,253        $26,208
                             ========        ======        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                         HARTFORD
                            HARTFORD      HARTFORD                     INTERNATIONAL    HARTFORD
                           DISCIPLINED     GROWTH                          SMALL      INTERNATIONAL   HARTFORD      HARTFORD
                           EQUITY HLS   OPPORTUNITIES  HARTFORD INDEX   COMPANY HLS   OPPORTUNITIES  MIDCAP HLS   MIDCAP VALUE
                              FUND        HLS FUND        HLS FUND         FUND         HLS FUND        FUND        HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  --------------  -------------  -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares.....     72,820         9,014          383,770         18,343        551,126       221,900        76,989
                            ========      ========      ===========       ========     ==========    ==========    ==========
    Cost.................   $838,874      $190,245      $10,670,118       $239,303     $7,104,874    $4,660,301    $  942,092
                            ========      ========      ===========       ========     ==========    ==========    ==========
    Market Value.........   $875,036      $249,026      $12,344,797       $266,330     $6,534,625    $6,349,243    $1,089,805
  Due from Hartford Life
   Insurance Company.....     --            --              --             --             --             14,295       --
  Receivable from fund
   shares sold...........     --            --              --             --               9,776        --           --
  Other assets...........     --            --                    7        --             --             --           --
                            --------      --------      -----------       --------     ----------    ----------    ----------
  Total Assets...........    875,036       249,026       12,344,804        266,330      6,544,401     6,363,538     1,089,805
                            --------      --------      -----------       --------     ----------    ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --            --              --             --               9,776        --           --
  Payable for fund shares
   purchased.............     --            --              --             --             --             14,296       --
  Other liabilities......          1        --              --             --                  13        --           --
                            --------      --------      -----------       --------     ----------    ----------    ----------
  Total Liabilities......          1        --              --             --               9,789        14,296       --
                            --------      --------      -----------       --------     ----------    ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $875,035      $249,026      $12,344,804       $266,330     $6,534,612    $6,349,242    $1,089,805
                            ========      ========      ===========       ========     ==========    ==========    ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                            HARTFORD
                             HARTFORD       MORTGAGE       HARTFORD
                           MONEY MARKET  SECURITIES HLS  SMALL COMPANY
                             HLS FUND         FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....    7,263,898        101,955        269,597
                            ==========     ==========     ==========
    Cost.................   $7,263,898     $1,158,765     $3,818,490
                            ==========     ==========     ==========
    Market Value.........   $7,263,898     $1,193,593     $4,381,195
  Due from Hartford Life
   Insurance Company.....      --             --               2,472
  Receivable from fund
   shares sold...........      --             --             --
  Other assets...........           60              2             14
                            ----------     ----------     ----------
  Total Assets...........    7,263,958      1,193,595      4,383,681
                            ----------     ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --             --
  Payable for fund shares
   purchased.............      --             --               2,472
  Other liabilities......      --             --             --
                            ----------     ----------     ----------
  Total Liabilities......      --             --               2,472
                            ----------     ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $7,263,958     $1,193,595     $4,381,209
                            ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                     PUTNAM VT
                                           HARTFORD VALUE    MFS NEW                    PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           HARTFORD STOCK  OPPORTUNITIES    DISCOVERY     MFS TOTAL    DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                              HLS FUND        HLS FUND       SERIES     RETURN SERIES  INCOME FUND      FUND          FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------  -------------  -----------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       388,944         49,227         6,922         9,602        13,282         66,791       440,910
                            ===========       ========      ========      ========      ========     ==========    ==========
    Cost.................   $21,143,751       $767,679      $ 94,784      $186,308      $144,948     $1,159,588    $7,981,668
                            ===========       ========      ========      ========      ========     ==========    ==========
    Market Value.........   $17,784,119       $894,169      $102,923      $205,763      $123,127     $  949,774    $4,550,195
  Due from Hartford Life
   Insurance Company.....       --             --             --            --            --            --                127
  Receivable from fund
   shares sold...........         3,371        --             --            --            --            --            --
  Other assets...........            10        --             --            --            --            --            --
                            -----------       --------      --------      --------      --------     ----------    ----------
  Total Assets...........    17,787,500        894,169       102,923       205,763       123,127        949,774     4,550,322
                            -----------       --------      --------      --------      --------     ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         3,371        --             --            --            --            --            --
  Payable for fund shares
   purchased.............       --             --             --            --            --            --                126
  Other liabilities......       --             --             --            --            --            --            --
                            -----------       --------      --------      --------      --------     ----------    ----------
  Total Liabilities......         3,371        --             --            --            --            --                126
                            -----------       --------      --------      --------      --------     ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $17,784,129       $894,169      $102,923      $205,763      $123,127     $  949,774    $4,550,196
                            ===========       ========      ========      ========      ========     ==========    ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                            PUTNAM VT      PUTNAM VT     PUTNAM VT
                            GROWTH AND      HEALTH      HIGH YIELD
                           INCOME FUND   SCIENCES FUND     FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....      448,757       17,703        349,041
                           ===========     ========     ==========
    Cost.................  $11,922,436     $208,713     $4,093,280
                           ===========     ========     ==========
    Market Value.........  $11,483,645     $208,901     $2,827,232
  Due from Hartford Life
   Insurance Company.....        4,204       --                193
  Receivable from fund
   shares sold...........      --            --             --
  Other assets...........            5       --             --
                           -----------     --------     ----------
  Total Assets...........   11,487,854      208,901      2,827,425
                           -----------     --------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --
  Payable for fund shares
   purchased.............        4,204       --                193
  Other liabilities......      --            --                  5
                           -----------     --------     ----------
  Total Liabilities......        4,204       --                198
                           -----------     --------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $11,483,650     $208,901     $2,827,227
                           ===========     ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                        PUTNAM VT
                                          PUTNAM VT                   INTERNATIONAL                                  PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT         NEW                        PUTNAM VT         NEW
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  OPPORTUNITIES    PUTNAM VT     MONEY MARKET  OPPORTUNITIES
                           INCOME FUND   INCOME FUND    EQUITY FUND       FUND       INVESTORS FUND      FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  --------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     200,260         8,230        203,594         2,127          9,671         13,011         313,170
                           ==========      ========     ==========       =======        =======        =======      ==========
    Cost.................  $2,524,693      $112,525     $3,322,417       $37,642        $93,307        $13,011      $6,217,861
                           ==========      ========     ==========       =======        =======        =======      ==========
    Market Value.........  $2,595,341      $111,680     $3,013,192       $26,658        $97,095        $13,011      $5,339,543
  Due from Hartford Life
   Insurance Company.....      --           --               1,648        --             --             --             --
  Receivable from fund
   shares sold...........      --           --             --             --             --             --               8,968
  Other assets...........           1       --             --             --             --                  2         --
                           ----------      --------     ----------       -------        -------        -------      ----------
  Total Assets...........   2,595,342       111,680      3,014,840        26,658         97,095         13,013       5,348,511
                           ----------      --------     ----------       -------        -------        -------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --             --             --             --             --               8,969
  Payable for fund shares
   purchased.............      --           --               1,648        --             --             --             --
  Other liabilities......      --           --                   2        --             --             --             --
                           ----------      --------     ----------       -------        -------        -------      ----------
  Total Liabilities......      --           --               1,650        --             --             --               8,969
                           ----------      --------     ----------       -------        -------        -------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $2,595,342      $111,680     $3,013,190       $26,658        $97,095        $13,013      $5,339,542
                           ==========      ========     ==========       =======        =======        =======      ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                         PUTNAM VT
                            PUTNAM VT      OTC &
                            NEW VALUE    EMERGING
                              FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....     40,347       16,447
                            ========     ========
    Cost.................   $477,878     $291,447
                            ========     ========
    Market Value.........   $662,895     $ 99,667
  Due from Hartford Life
   Insurance Company.....     --           --
  Receivable from fund
   shares sold...........     --           --
  Other assets...........     --           --
                            --------     --------
  Total Assets...........    662,895       99,667
                            --------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --
  Payable for fund shares
   purchased.............     --           --
  Other liabilities......     --           --
                            --------     --------
  Total Liabilities......     --           --
                            --------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $662,895     $ 99,667
                            ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            PUTNAM VT    PUTNAM VT                                 PUTNAM VT
                           THE GEORGE    UTILITIES                                  CAPITAL        PUTNAM VT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT     OPPORTUNITIES   EQUITY INCOME
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND       FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     10,863       35,383       13,385        375,307         1,910          14,274
                            ========     ========     ========    ===========       =======        ========
    Cost.................   $111,151     $536,104     $312,992    $14,155,206       $25,885        $160,275
                            ========     ========     ========    ===========       =======        ========
    Market Value.........   $126,114     $480,855     $168,379    $10,272,162       $27,502        $192,555
  Due from Hartford Life
   Insurance Company.....     --           --           --            --            --               --
  Receivable from fund
   shares sold...........     --           --           --              9,887       --               --
  Other assets...........     --           --           --            --            --               --
                            --------     --------     --------    -----------       -------        --------
  Total Assets...........    126,114      480,855      168,379     10,282,049        27,502         192,555
                            --------     --------     --------    -----------       -------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --           --              9,887       --               --
  Payable for fund shares
   purchased.............     --           --           --            --            --               --
  Other liabilities......     --           --           --            --            --               --
                            --------     --------     --------    -----------       -------        --------
  Total Liabilities......     --           --           --              9,887       --               --
                            --------     --------     --------    -----------       -------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $126,114     $480,855     $168,379    $10,272,162       $27,502        $192,555
                            ========     ========     ========    ===========       =======        ========

(a)  Funded as of August 6, 2004.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS   PRICE #     LIABILITY
                                     ------------  ----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       17,288   $12.966631  $    224,165
AIM V.I. Premier Equity Fund.......          390    11.914989         4,642
American Funds Asset Allocation
 Fund..............................      380,831    11.982388     4,563,260
American Funds Blue Chip Income and
 Growth Fund.......................      120,290    12.728640     1,531,124
American Funds Bond Fund...........       87,260    10.910455       952,043
American Funds Global Growth
 Fund..............................    1,245,715     1.088710     1,356,223
American Funds Growth Fund.........    7,929,384     0.920977     7,302,780
American Funds Growth-Income
 Fund..............................    6,729,608     1.197136     8,056,257
American Funds International
 Fund..............................      113,475    14.981085     1,699,976
American Funds New World Fund......       24,947    14.760130       368,214
American Funds Global Small
 Capitalization Fund...............    1,716,239     1.307366     2,243,752
Fidelity VIP Asset Manager
 Portfolio.........................      538,959     2.035964     1,097,301
Fidelity VIP Equity-Income
 Portfolio.........................    4,235,146     2.591536    10,975,535
Fidelity VIP Overseas Portfolio....      678,510     1.806348     1,225,626
Franklin Small Cap Value Securities
 Fund..............................      110,750    15.061082     1,668,008
Mutual Shares Securities Fund......       55,330    12.811952       708,882
Hartford Advisers HLS Fund.........    4,712,882     2.692139    12,687,733
Hartford Bond HLS Fund.............    5,707,178     2.200121    12,556,482
Hartford Capital Appreciation HLS
 Fund..............................    6,506,495     4.875404    31,721,794
Hartford Dividend and Growth HLS
 Fund..............................    4,008,896     3.190025    12,788,478
Hartford Global Advisers HLS
 Fund..............................       77,474     1.363233       105,616
Hartford Global Leaders HLS Fund...        4,761     1.103429         5,253
Hartford Global Technology HLS
 Fund..............................       35,370     0.740995        26,208
Hartford Disciplined Equity HLS
 Fund..............................      683,320     1.280563       875,035
Hartford Growth Opportunities HLS
 Fund..............................       17,604    14.145761       249,026
Hartford Index HLS Fund............    3,956,594     3.120058    12,344,804
Hartford International Small
 Company HLS Fund..................       17,648    15.090922       266,330
Hartford International
 Opportunities HLS Fund............    3,164,637     2.064885     6,534,612
Hartford MidCap HLS Fund...........    2,279,851     2.784937     6,349,242
Hartford MidCap Value HLS Fund.....       74,373    14.653166     1,089,805
Hartford Money Market HLS Fund.....    4,669,560     1.555598     7,263,958
Hartford Mortgage Securities HLS
 Fund..............................      597,889     1.996349     1,193,595
Hartford Small Company HLS Fund....    2,721,816     1.609664     4,381,209
Hartford Stock HLS Fund............    5,811,114     3.060365    17,784,129
Hartford Value Opportunities HLS
 Fund..............................       61,083    14.638700       894,169
MFS New Discovery Series...........        7,974    12.907985       102,923
MFS Total Return Series............       17,153    11.995951       205,763
Putnam VT Diversified Income
 Fund..............................        6,511    18.910417       123,127
Putnam VT Global Asset Allocation
 Fund..............................       40,108    23.680233       949,774
Putnam VT Global Equity Fund.......      205,720    22.118357     4,550,196
Putnam VT Growth and Income Fund...      377,902    30.370460    11,477,050
Putnam VT Growth and Income Fund...          523    12.625543         6,600
Putnam VT Health Sciences Fund.....       16,983    12.300632       208,901
Putnam VT High Yield Fund..........      128,672    21.972422     2,827,227
Putnam VT Income Fund..............      130,703    19.822044     2,590,802
Putnam VT Income Fund..............          437    10.394738         4,540
Putnam VT International Growth and
 Income Fund.......................        7,876    14.179491       111,680
Putnam VT International Equity
 Fund..............................      215,440    13.986237     3,013,190

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS   PRICE #     LIABILITY
                                     ------------  ----------  ------------
Putnam VT International New
 Opportunities Fund................        2,334   $11.419666  $     26,658
Putnam VT Investors Fund...........        9,883     9.824339        97,095
Putnam VT Money Market Fund........        8,419     1.545717        13,013
Putnam VT New Opportunities Fund...      261,952    20.383662     5,339,542
Putnam VT New Value Fund...........       37,741    17.564560       662,895
Putnam VT OTC & Emerging Growth
 Fund..............................       15,221     6.548058        99,667
Putnam VT The George Putnam Fund of
 Boston............................        9,271    13.603625       126,114
Putnam VT Utilities Growth and
 Income Fund.......................       21,046    22.847531       480,855
Putnam VT Vista Fund...............       14,691    11.461246       168,379
Putnam VT Voyager Fund.............      356,661    28.800926    10,272,162
Putnam VT Capital Opportunities
 Fund..............................        1,936    14.208783        27,502
Putnam VT Equity Income Fund.......       15,151    12.708724       192,555
                                                               ------------
GRAND TOTAL........................                            $216,773,476
                                                               ============

  #  Rounded unit prices.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          AMERICAN
                           AIM V.I. MID     AIM V.I.     FUNDS ASSET
                             CAP CORE    PREMIER EQUITY  ALLOCATION
                           EQUITY FUND        FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............    $   288          $ 21        $ 84,206
                             -------          ----        --------
CAPITAL GAINS INCOME.....      8,496        --              --
                             -------          ----        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (251)           (5)          4,296
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     11,112           252         257,986
                             -------          ----        --------
    Net gain (loss) on
     investments.........     10,861           247         262,282
                             -------          ----        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $19,645          $268        $346,488
                             =======          ====        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            AMERICAN
                           FUNDS BLUE                                                             AMERICAN
                           CHIP INCOME   AMERICAN      AMERICAN      AMERICAN      AMERICAN         FUNDS       AMERICAN
                           AND GROWTH   FUNDS BOND   FUNDS GLOBAL  FUNDS GROWTH  FUNDS GROWTH-  INTERNATIONAL   FUNDS NEW
                              FUND         FUND      GROWTH FUND       FUND       INCOME FUND       FUND       WORLD FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  ------------  -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  7,862      $13,526      $  4,833      $ 11,119      $ 66,178       $ 19,999       $ 4,238
                            --------      -------      --------      --------      --------       --------       -------
CAPITAL GAINS INCOME.....     --           --            --            --            --             --            --
                            --------      -------      --------      --------      --------       --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (147)      (2,305)        4,169        (1,339)           (5)         4,166        (1,187)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    126,019       17,091       150,403       771,149       650,091        231,159        36,117
                            --------      -------      --------      --------      --------       --------       -------
    Net gain (loss) on
     investments.........    125,872       14,786       154,572       769,810       650,086        235,325        34,930
                            --------      -------      --------      --------      --------       --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $133,734      $28,312      $159,405      $780,929      $716,264       $255,324       $39,168
                            ========      =======      ========      ========      ========       ========       =======

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              AMERICAN
                            FUNDS GLOBAL
                               SMALL       FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME
                                FUND         PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $--            $  39,753     $  157,778
                              --------       ---------     ----------
CAPITAL GAINS INCOME.....      --              --              37,691
                              --------       ---------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        3,441        (102,585)        45,056
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      313,662         119,824        926,506
                              --------       ---------     ----------
    Net gain (loss) on
     investments.........      317,103          17,239        971,562
                              --------       ---------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $317,103       $  56,992     $1,167,031
                              ========       =========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                         FRANKLIN SMALL                                                HARTFORD      HARTFORD
                           FIDELITY VIP    CAP VALUE     MUTUAL SHARES    HARTFORD                     CAPITAL     DIVIDEND AND
                             OVERSEAS      SECURITIES     SECURITIES    ADVISERS HLS  HARTFORD BOND  APPRECIATION   GROWTH HLS
                            PORTFOLIO         FUND           FUND           FUND        HLS FUND       HLS FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  --------------  -------------  ------------  -------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $  19,649       $  1,620        $ 4,719       $259,332      $ 576,839     $   97,830    $  163,529
                            ---------       --------        -------       --------      ---------     ----------    ----------
CAPITAL GAINS INCOME.....      --            --              --             --            318,043        --            --
                            ---------       --------        -------       --------      ---------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (246,328)           708           (118)        (2,142)        29,513         92,866        38,694
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     372,546        245,307         60,563        170,920       (350,816)     4,998,990     1,212,025
                            ---------       --------        -------       --------      ---------     ----------    ----------
    Net gain (loss) on
     investments.........     126,218        246,015         60,445        168,778       (321,303)     5,091,856     1,250,719
                            ---------       --------        -------       --------      ---------     ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 145,867       $247,635        $65,164       $428,110      $ 573,579     $5,189,686    $1,414,248
                            =========       ========        =======       ========      =========     ==========    ==========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                     HARTFORD
                              GLOBAL        HARTFORD       GLOBAL
                           ADVISERS HLS  GLOBAL LEADERS  TECHNOLOGY
                               FUND         HLS FUND      HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............    $    18          $ 26          $--
                             -------          ----          -----
CAPITAL GAINS INCOME.....     --            --              --
                             -------          ----          -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        285           160            213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     11,761           697           (740)
                             -------          ----          -----
    Net gain (loss) on
     investments.........     12,046           857           (527)
                             -------          ----          -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $12,064          $883          $(527)
                             =======          ====          =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                         HARTFORD
                            HARTFORD      HARTFORD                     INTERNATIONAL    HARTFORD
                           DISCIPLINED     GROWTH                          SMALL      INTERNATIONAL   HARTFORD      HARTFORD
                           EQUITY HLS   OPPORTUNITIES  HARTFORD INDEX   COMPANY HLS   OPPORTUNITIES  MIDCAP HLS   MIDCAP VALUE
                              FUND        HLS FUND        HLS FUND         FUND         HLS FUND        FUND        HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  --------------  -------------  -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 9,232       $--          $   152,459       $--           $ 41,420      $ 15,265      $    534
                             -------       -------      -----------       -------       --------      --------      --------
CAPITAL GAINS INCOME.....     --            --               56,049         2,305         --            --             6,216
                             -------       -------      -----------       -------       --------      --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (133)        1,126       (1,414,212)        3,644          1,819        58,955          (936)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     59,139        35,511        2,332,258        27,891        954,796       843,657       115,062
                             -------       -------      -----------       -------       --------      --------      --------
    Net gain (loss) on
     investments.........     59,006        36,637          918,046        31,535        956,615       902,612       114,126
                             -------       -------      -----------       -------       --------      --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $68,238       $36,637      $ 1,126,554       $33,840       $998,035      $917,877      $120,876
                             =======       =======      ===========       =======       ========      ========      ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            HARTFORD
                             HARTFORD       MORTGAGE     HARTFORD SMALL
                           MONEY MARKET  SECURITIES HLS   COMPANY HLS
                             HLS FUND         FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $81,848        $ 57,833        $--
                             -------        --------        --------
CAPITAL GAINS INCOME.....     --               2,130         --
                             -------        --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --               3,622          23,774
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --             (12,546)        492,880
                             -------        --------        --------
    Net gain (loss) on
     investments.........     --              (8,924)        516,654
                             -------        --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $81,848        $ 51,039        $516,654
                             =======        ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                     PUTNAM VT
                                           HARTFORD VALUE    MFS NEW                    PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           HARTFORD STOCK  OPPORTUNITIES    DISCOVERY     MFS TOTAL    DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                              HLS FUND        HLS FUND       SERIES     RETURN SERIES  INCOME FUND      FUND          FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------  -------------  -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............     $190,577        $  1,099       $--           $ 1,566      $ 20,910     $  34,285      $ 97,757
                              --------        --------       ------        -------      --------     ---------      --------
CAPITAL GAINS INCOME.....      --              --             --            --            --            --            --
                              --------        --------       ------        -------      --------     ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,055)            322        3,524             57       (28,920)     (683,085)       (2,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      536,501         115,075        3,062         15,249        27,357       746,971       487,057
                              --------        --------       ------        -------      --------     ---------      --------
    Net gain (loss) on
     investments.........      535,446         115,397        6,586         15,306        (1,563)       63,886       484,619
                              --------        --------       ------        -------      --------     ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $726,023        $116,496       $6,586        $16,872      $ 19,347     $  98,171      $582,376
                              ========        ========       ======        =======      ========     =========      ========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                            PUTNAM VT     PUTNAM VT     PUTNAM VT
                           GROWTH AND      HEALTH      HIGH YIELD
                           INCOME FUND  SCIENCES FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $  206,654     $    902      $270,637
                           ----------     --------      --------
CAPITAL GAINS INCOME.....      --           --            --
                           ----------     --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (65,912)     (22,123)       42,738
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   1,088,522       36,524         4,032
                           ----------     --------      --------
    Net gain (loss) on
     investments.........   1,022,610       14,401        46,770
                           ----------     --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,229,264     $ 15,303      $317,407
                           ==========     ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                        PUTNAM VT
                                          PUTNAM VT                   INTERNATIONAL                                  PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT         NEW                        PUTNAM VT         NEW
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  OPPORTUNITIES    PUTNAM VT     MONEY MARKET  OPPORTUNITIES
                           INCOME FUND   INCOME FUND    EQUITY FUND       FUND       INVESTORS FUND      FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  --------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $115,131       $ 1,665       $ 48,767       $    470        $    760         $504        $ --
                            --------       -------       --------       --------        --------         ----        ---------
CAPITAL GAINS INCOME.....     --            --             --             --             --             --             --
                            --------       -------       --------       --------        --------         ----        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      3,433         2,030         74,757        (16,590)        (11,730)       --            (233,127)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     11,833        16,991        318,853         19,856          22,774        --             739,860
                            --------       -------       --------       --------        --------         ----        ---------
    Net gain (loss) on
     investments.........     15,266        19,021        393,610          3,266          11,044        --             506,733
                            --------       -------       --------       --------        --------         ----        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $130,397       $20,686       $442,377       $  3,736        $ 11,804         $504        $ 506,733
                            ========       =======       ========       ========        ========         ====        =========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                         PUTNAM VT
                            PUTNAM VT      OTC &
                            NEW VALUE    EMERGING
                              FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 7,507     $  --
                             -------     ---------
CAPITAL GAINS INCOME.....     --            --
                             -------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     19,806      (130,512)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     66,646       137,956
                             -------     ---------
    Net gain (loss) on
     investments.........     86,452         7,444
                             -------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $93,959     $   7,444
                             =======     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT    PUTNAM VT                                 PUTNAM VT
                           THE GEORGE    UTILITIES                                  CAPITAL        PUTNAM VT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT     OPPORTUNITIES   EQUITY INCOME
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND       FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 2,747     $ 11,766     $ --        $    53,471       $   55          $   190
                             -------     --------     --------    -----------       ------          -------
CAPITAL GAINS INCOME.....     --           --           --            --               814           --
                             -------     --------     --------    -----------       ------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        979      (57,779)     (40,300)    (2,805,240)         291              103
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,005      140,957       68,163      3,225,700        1,617           19,023
                             -------     --------     --------    -----------       ------          -------
    Net gain (loss) on
     investments.........      7,984       83,178       27,863        420,460        1,908           19,126
                             -------     --------     --------    -----------       ------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $10,731     $ 94,944     $ 27,863    $   473,931       $2,777          $19,316
                             =======     ========     ========    ===========       ======          =======

(a)  Funded as of August 6, 2004.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          AMERICAN
                           AIM V.I. MID     AIM V.I.     FUNDS ASSET
                             CAP CORE    PREMIER EQUITY  ALLOCATION
                           EQUITY FUND        FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $    288        $   21      $   84,206
  Capital gains income...       8,496        --              --
  Net realized gain
   (loss) on security
   transactions..........        (251)           (5)          4,296
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,112           252         257,986
                             --------        ------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      19,645           268         346,488
                             --------        ------      ----------
UNIT TRANSACTIONS:
  Purchases..............      34,497         4,468         345,170
  Net transfers..........     111,308        --           2,791,411
  Surrenders for benefit
   payments and fees.....      --            --            (201,954)
  Net loan activity......      --            --              --
  Cost of insurance......     (10,117)         (756)       (139,785)
                             --------        ------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     135,688         3,712       2,794,842
                             --------        ------      ----------
  Net increase (decrease)
   in net assets.........     155,333         3,980       3,141,330
NET ASSETS:
  Beginning of year......      68,832           662       1,421,930
                             --------        ------      ----------
  End of year............    $224,165        $4,642      $4,563,260
                             ========        ======      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            AMERICAN
                           FUNDS BLUE                                                             AMERICAN
                           CHIP INCOME   AMERICAN      AMERICAN      AMERICAN      AMERICAN         FUNDS       AMERICAN
                           AND GROWTH   FUNDS BOND   FUNDS GLOBAL  FUNDS GROWTH  FUNDS GROWTH-  INTERNATIONAL   FUNDS NEW
                              FUND         FUND      GROWTH FUND       FUND       INCOME FUND       FUND       WORLD FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  ------------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $    7,862    $ 13,526     $    4,833    $   11,119    $   66,178     $   19,999     $  4,238
  Capital gains income...      --          --            --            --            --             --            --
  Net realized gain
   (loss) on security
   transactions..........        (147)     (2,305)         4,169        (1,339)           (5)         4,166       (1,187)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     126,019      17,091        150,403       771,149       650,091        231,159       36,117
                           ----------    --------     ----------    ----------    ----------     ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     133,734      28,312        159,405       780,929       716,264        255,324       39,168
                           ----------    --------     ----------    ----------    ----------     ----------     --------
UNIT TRANSACTIONS:
  Purchases..............     105,023      60,671        112,842       590,281       692,878        183,971       19,512
  Net transfers..........     384,326     728,199        311,714     2,182,103     1,722,021        717,269      191,793
  Surrenders for benefit
   payments and fees.....      (1,445)    (86,920)      (145,930)     (188,634)     (291,758)      (118,232)      --
  Net loan activity......      --          --             (2,675)      (33,131)       (3,507)       --            --
  Cost of insurance......     (57,970)    (28,162)       (51,155)     (280,476)     (344,973)       (95,963)      (8,270)
                           ----------    --------     ----------    ----------    ----------     ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     429,934     673,788        224,796     2,270,143     1,774,661        687,045      203,035
                           ----------    --------     ----------    ----------    ----------     ----------     --------
  Net increase (decrease)
   in net assets.........     563,668     702,100        384,201     3,051,072     2,490,925        942,369      242,203
NET ASSETS:
  Beginning of year......     967,456     249,943        972,022     4,251,708     5,565,332        757,607      126,011
                           ----------    --------     ----------    ----------    ----------     ----------     --------
  End of year............  $1,531,124    $952,043     $1,356,223    $7,302,780    $8,056,257     $1,699,976     $368,214
                           ==========    ========     ==========    ==========    ==========     ==========     ========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              AMERICAN
                            FUNDS GLOBAL
                               SMALL       FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME
                                FUND         PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $  --          $   39,753     $   157,778
  Capital gains income...       --             --               37,691
  Net realized gain
   (loss) on security
   transactions..........         3,441       (102,585)         45,056
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       313,662        119,824         926,506
                             ----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       317,103         56,992       1,167,031
                             ----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        82,814        --              729,056
  Net transfers..........     1,296,783       (324,093)       (156,332)
  Surrenders for benefit
   payments and fees.....       (88,653)       (78,389)       (479,913)
  Net loan activity......        (1,505)        (5,760)         (8,939)
  Cost of insurance......       (56,788)       (64,567)       (516,382)
                             ----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,232,651       (472,809)       (432,510)
                             ----------     ----------     -----------
  Net increase (decrease)
   in net assets.........     1,549,754       (415,817)        734,521
NET ASSETS:
  Beginning of year......       693,998      1,513,118      10,241,014
                             ----------     ----------     -----------
  End of year............    $2,243,752     $1,097,301     $10,975,535
                             ==========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                         FRANKLIN SMALL                                                HARTFORD      HARTFORD
                           FIDELITY VIP    CAP VALUE     MUTUAL SHARES    HARTFORD                     CAPITAL     DIVIDEND AND
                             OVERSEAS      SECURITIES     SECURITIES    ADVISERS HLS  HARTFORD BOND  APPRECIATION   GROWTH HLS
                            PORTFOLIO         FUND           FUND           FUND        HLS FUND       HLS FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  --------------  -------------  ------------  -------------  ------------  ------------
OPERATIONS:
  Net investment
   income................   $   19,649     $    1,620      $  4,719     $   259,332    $   576,839   $    97,830   $   163,529
  Capital gains income...      --             --             --             --             318,043       --            --
  Net realized gain
   (loss) on security
   transactions..........     (246,328)           708          (118)         (2,142)        29,513        92,866        38,694
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      372,546        245,307        60,563         170,920       (350,816)    4,998,990     1,212,025
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      145,867        247,635        65,164         428,110        573,579     5,189,686     1,414,248
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      --              97,135        32,523       1,471,355        730,617     1,828,114       870,163
  Net transfers..........     (509,313)       962,373       419,078      (1,043,326)       838,310       235,397       103,877
  Surrenders for benefit
   payments and fees.....      (92,426)       (59,648)           (6)       (505,891)      (408,526)   (1,267,296)     (642,074)
  Net loan activity......      --             --             --             --             (49,550)     (117,774)      (33,492)
  Cost of insurance......      (68,843)       (60,130)      (34,088)       (676,957)      (551,061)   (1,327,986)     (590,746)
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (670,582)       939,730       417,507        (754,819)       559,790      (649,545)     (292,272)
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........     (524,715)     1,187,365       482,671        (326,709)     1,133,369     4,540,141     1,121,976
NET ASSETS:
  Beginning of year......    1,750,341        480,643       226,211      13,014,442     11,423,113    27,181,653    11,666,502
                            ----------     ----------      --------     -----------    -----------   -----------   -----------
  End of year............   $1,225,626     $1,668,008      $708,882     $12,687,733    $12,556,482   $31,721,794   $12,788,478
                            ==========     ==========      ========     ===========    ===========   ===========   ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL
                            ADVISERS HLS      LEADERS HLS      TECHNOLOGY
                                FUND             FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $     18          $   26           $--
  Capital gains income...      --               --               --
  Net realized gain
   (loss) on security
   transactions..........          285             160               213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,761             697              (740)
                              --------          ------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       12,064             883              (527)
                              --------          ------           -------
UNIT TRANSACTIONS:
  Purchases..............      --               --               --
  Net transfers..........      --               --                (5,800)
  Surrenders for benefit
   payments and fees.....            2          --               --
  Net loan activity......      --               --               --
  Cost of insurance......       (2,606)           (595)           (3,260)
                              --------          ------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,604)           (595)           (9,060)
                              --------          ------           -------
  Net increase (decrease)
   in net assets.........        9,460             288            (9,587)
NET ASSETS:
  Beginning of year......       96,156           4,965            35,795
                              --------          ------           -------
  End of year............     $105,616          $5,253           $26,208
                              ========          ======           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                         HARTFORD
                            HARTFORD      HARTFORD                     INTERNATIONAL    HARTFORD
                           DISCIPLINED     GROWTH                          SMALL      INTERNATIONAL   HARTFORD      HARTFORD
                           EQUITY HLS   OPPORTUNITIES  HARTFORD INDEX   COMPANY HLS   OPPORTUNITIES  MIDCAP HLS   MIDCAP VALUE
                              FUND        HLS FUND        HLS FUND         FUND         HLS FUND        FUND        HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  --------------  -------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................   $  9,232      $ --          $   152,459       $--          $   41,420    $   15,265    $      534
  Capital gains income...     --            --               56,049          2,305        --             --             6,216
  Net realized gain
   (loss) on security
   transactions..........       (133)        1,126       (1,414,212)         3,644          1,819        58,955          (936)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     59,139        35,511        2,332,258         27,891        954,796       843,657       115,062
                            --------      --------      -----------       --------     ----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     68,238        36,637        1,126,554         33,840        998,035       917,877       120,876
                            --------      --------      -----------       --------     ----------    ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     64,502        44,497        1,178,544         18,714        362,034       445,650        56,977
  Net transfers..........     66,245          (908)      (4,970,477)       196,970      1,339,526      (109,587)      686,901
  Surrenders for benefit
   payments and fees.....     (5,570)       (5,736)      (1,097,103)       (35,013)      (135,783)     (290,350)      (56,236)
  Net loan activity......     (5,240)       --               (5,278)         1,036        (12,109)       (2,293)          691
  Cost of insurance......    (44,344)      (11,526)        (698,521)        (8,081)      (235,300)     (322,387)      (26,905)
                            --------      --------      -----------       --------     ----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     75,593        26,327       (5,592,835)       173,626      1,318,368      (278,967)      661,428
                            --------      --------      -----------       --------     ----------    ----------    ----------
  Net increase (decrease)
   in net assets.........    143,831        62,964       (4,466,281)       207,466      2,316,403       638,910       782,304
NET ASSETS:
  Beginning of year......    731,204       186,062       16,811,085         58,864      4,218,209     5,710,332       307,501
                            --------      --------      -----------       --------     ----------    ----------    ----------
  End of year............   $875,035      $249,026      $12,344,804       $266,330     $6,534,612    $6,349,242    $1,089,805
                            ========      ========      ===========       ========     ==========    ==========    ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              HARTFORD
                           HARTFORD MONEY     MORTGAGE     HARTFORD SMALL
                             MARKET HLS    SECURITIES HLS   COMPANY HLS
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    81,848      $   57,833      $  --
  Capital gains income...       --                2,130         --
  Net realized gain
   (loss) on security
   transactions..........       --                3,622          23,774
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --              (12,546)        492,880
                            -----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        81,848          51,039         516,654
                            -----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     3,390,254         119,152         241,558
  Net transfers..........    (1,290,026)       (449,404)        417,874
  Surrenders for benefit
   payments and fees.....    (3,067,404)       (112,058)        (43,580)
  Net loan activity......        10,115         --              (24,943)
  Cost of insurance......      (569,244)        (73,769)       (199,916)
                            -----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,526,305)       (516,079)        390,993
                            -----------      ----------      ----------
  Net increase (decrease)
   in net assets.........    (1,444,457)       (465,040)        907,647
NET ASSETS:
  Beginning of year......     8,708,415       1,658,635       3,473,562
                            -----------      ----------      ----------
  End of year............   $ 7,263,958      $1,193,595      $4,381,209
                            ===========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                                                     PUTNAM VT
                                           HARTFORD VALUE    MFS NEW                    PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           HARTFORD STOCK  OPPORTUNITIES    DISCOVERY     MFS TOTAL    DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                              HLS FUND        HLS FUND       SERIES     RETURN SERIES  INCOME FUND      FUND          FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------  -------------  -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................   $   190,577       $  1,099      $ --          $  1,566      $  20,910   $    34,285    $   97,757
  Capital gains income...       --             --             --            --             --           --            --
  Net realized gain
   (loss) on security
   transactions..........        (1,055)           322         3,524            57        (28,920)     (683,085)       (2,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       536,501        115,075         3,062        15,249         27,357       746,971       487,057
                            -----------       --------      --------      --------      ---------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       726,023        116,496         6,586        16,872         19,347        98,171       582,376
                            -----------       --------      --------      --------      ---------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     1,635,150         32,395         8,179        14,135         --           --            439,832
  Net transfers..........       (42,988)       661,524       (51,094)      106,988       (198,459)   (1,726,476)     (353,457)
  Surrenders for benefit
   payments and fees.....      (459,999)          (109)       --            --             --           (52,801)     (260,422)
  Net loan activity......        (7,991)       --             --            --             --           --              9,824
  Cost of insurance......      (828,632)       (22,310)       (4,358)       (6,551)       (13,390)      (55,455)     (218,985)
                            -----------       --------      --------      --------      ---------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       295,540        671,500       (47,273)      114,572       (211,849)   (1,834,732)     (383,208)
                            -----------       --------      --------      --------      ---------   -----------    ----------
  Net increase (decrease)
   in net assets.........     1,021,563        787,996       (40,687)      131,444       (192,502)   (1,736,561)      199,168
NET ASSETS:
  Beginning of year......    16,762,566        106,173       143,610        74,319        315,629     2,686,335     4,351,028
                            -----------       --------      --------      --------      ---------   -----------    ----------
  End of year............   $17,784,129       $894,169      $102,923      $205,763      $ 123,127   $   949,774    $4,550,196
                            ===========       ========      ========      ========      =========   ===========    ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                            PUTNAM VT      PUTNAM VT     PUTNAM VT
                            GROWTH AND      HEALTH      HIGH YIELD
                           INCOME FUND   SCIENCES FUND     FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   206,654     $    902     $  270,637
  Capital gains income...      --            --             --
  Net realized gain
   (loss) on security
   transactions..........      (65,912)     (22,123)        42,738
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,088,522       36,524          4,032
                           -----------     --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,229,264       15,303        317,407
                           -----------     --------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,019,384       --            225,125
  Net transfers..........     (717,887)     (72,743)      (554,304)
  Surrenders for benefit
   payments and fees.....     (973,638)      (1,395)      (205,952)
  Net loan activity......       (9,615)      --             (3,661)
  Cost of insurance......     (609,558)     (18,549)      (154,915)
                           -----------     --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,291,314)     (92,687)      (693,707)
                           -----------     --------     ----------
  Net increase (decrease)
   in net assets.........      (62,050)     (77,384)      (376,300)
NET ASSETS:
  Beginning of year......   11,545,700      286,285      3,203,527
                           -----------     --------     ----------
  End of year............  $11,483,650     $208,901     $2,827,227
                           ===========     ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                        PUTNAM VT
                                          PUTNAM VT                   INTERNATIONAL                                  PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT         NEW                        PUTNAM VT         NEW
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  OPPORTUNITIES    PUTNAM VT     MONEY MARKET  OPPORTUNITIES
                           INCOME FUND   INCOME FUND    EQUITY FUND       FUND       INVESTORS FUND      FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  --------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $  115,131      $  1,665     $   48,767      $    470        $    760       $    504     $  --
  Capital gains income...      --           --             --             --             --              --            --
  Net realized gain
   (loss) on security
   transactions..........       3,433         2,030         74,757       (16,590)        (11,730)        --           (233,127)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,833        16,991        318,853        19,856          22,774         --            739,860
                           ----------      --------     ----------      --------        --------       --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     130,397        20,686        442,377         3,736          11,804            504        506,733
                           ----------      --------     ----------      --------        --------       --------     ----------
UNIT TRANSACTIONS:
  Purchases..............     282,164       --             280,230        --             --              --            524,574
  Net transfers..........    (526,133)       (8,326)      (366,929)      (12,480)        (21,376)       (79,011)      (551,804)
  Surrenders for benefit
   payments and fees.....    (135,337)       (4,280)       (95,002)       --             (13,917)        (4,474)      (145,540)
  Net loan activity......      (2,010)      --             (38,001)       --             --              --            --
  Cost of insurance......    (139,858)      (10,327)      (145,086)       (4,556)         (7,773)           122       (301,941)
                           ----------      --------     ----------      --------        --------       --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (521,174)      (22,933)      (364,788)      (17,036)        (43,066)       (83,363)      (474,711)
                           ----------      --------     ----------      --------        --------       --------     ----------
  Net increase (decrease)
   in net assets.........    (390,777)       (2,247)        77,589       (13,300)        (31,262)       (82,859)        32,022
NET ASSETS:
  Beginning of year......   2,986,119       113,927      2,935,601        39,958         128,357         95,872      5,307,520
                           ----------      --------     ----------      --------        --------       --------     ----------
  End of year............  $2,595,342      $111,680     $3,013,190      $ 26,658        $ 97,095       $ 13,013     $5,339,542
                           ==========      ========     ==========      ========        ========       ========     ==========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                         PUTNAM VT
                            PUTNAM VT      OTC &
                            NEW VALUE    EMERGING
                              FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................   $   7,507    $  --
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      19,806     (130,512)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      66,646      137,956
                            ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      93,959        7,444
                            ---------    ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --
  Net transfers..........     (93,429)     (13,856)
  Surrenders for benefit
   payments and fees.....     (28,136)      --
  Net loan activity......      --           --
  Cost of insurance......     (21,841)     (16,585)
                            ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (143,406)     (30,441)
                            ---------    ---------
  Net increase (decrease)
   in net assets.........     (49,447)     (22,997)
NET ASSETS:
  Beginning of year......     712,342      122,664
                            ---------    ---------
  End of year............   $ 662,895    $  99,667
                            =========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              PUTNAM VT                                    PUTNAM VT
                           PUTNAM VT THE   UTILITIES GROWTH                                 CAPITAL        PUTNAM VT
                           GEORGE PUTNAM      AND INCOME      PUTNAM VT    PUTNAM VT     OPPORTUNITIES   EQUITY INCOME
                           FUND OF BOSTON        FUND        VISTA FUND   VOYAGER FUND       FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           --------------  ----------------  -----------  ------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................     $  2,747        $  11,766       $ --        $    53,471       $    55        $    190
  Capital gains income...      --               --              --            --                814          --
  Net realized gain
   (loss) on security
   transactions..........          979          (57,779)       (40,300)    (2,805,240)          291             103
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        7,005          140,957         68,163      3,225,700         1,617          19,023
                              --------        ---------       --------    -----------       -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       10,731           94,944         27,863        473,931         2,777          19,316
                              --------        ---------       --------    -----------       -------        --------
UNIT TRANSACTIONS:
  Purchases..............      --               --              --          1,009,119       --               24,984
  Net transfers..........      (34,879)        (115,050)       (15,565)    (2,902,742)       24,875          14,593
  Surrenders for benefit
   payments and fees.....      --               (15,997)        (3,610)      (752,641)      --               --
  Net loan activity......      --               --              --            --            --               --
  Cost of insurance......       (8,384)         (24,908)       (13,538)      (595,209)         (150)         (8,224)
                              --------        ---------       --------    -----------       -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (43,263)        (155,955)       (32,713)    (3,241,473)       24,725          31,353
                              --------        ---------       --------    -----------       -------        --------
  Net increase (decrease)
   in net assets.........      (32,532)         (61,011)        (4,850)    (2,767,542)       27,502          50,669
NET ASSETS:
  Beginning of year......      158,646          541,866        173,229     13,039,704       --              141,886
                              --------        ---------       --------    -----------       -------        --------
  End of year............     $126,114        $ 480,855       $168,379    $10,272,162       $27,502        $192,555
                              ========        =========       ========    ===========       =======        ========

(a)  Funded as of August 6, 2004.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                AMERICAN
                            AIM V.I. MID       AIM V.I.        FUNDS ASSET
                              CAP CORE      PREMIER EQUITY     ALLOCATION
                             EQUITY FUND         FUND             FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................      $--              -$-            $   24,235
  Capital gains income...          394          --                --
  Net realized gain
   (loss) on security
   transactions..........            2          --                     50
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,229              10             61,785
                               -------           -----         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,625              10             86,070
                               -------           -----         ----------
UNIT TRANSACTIONS:
  Purchases..............        3,999             653             65,692
  Net transfers..........       61,942          --              1,288,154
  Surrenders for benefit
   payments and fees.....           (1)             (1)            (2,572)
  Net loan activity......      --               --                --
  Cost of insurance......         (733)         --                (15,414)
                               -------           -----         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       65,207             652          1,335,860
                               -------           -----         ----------
  Net increase (decrease)
   in net assets.........       68,832             662          1,421,930
NET ASSETS:
  Beginning of year......      --               --                --
                               -------           -----         ----------
  End of year............      $68,832           $ 662         $1,421,930
                               =======           =====         ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                              AMERICAN
                             FUNDS BLUE                                                   AMERICAN       AMERICAN
                             CHIP INCOME       AMERICAN        AMERICAN      AMERICAN       FUNDS          FUNDS
                             AND GROWTH       FUNDS BOND     FUNDS GLOBAL  FUNDS GROWTH    GROWTH-     INTERNATIONAL
                                FUND             FUND        GROWTH FUND       FUND      INCOME FUND       FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           ---------------  ---------------  ------------  ------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................     $--              $--             $  1,824     $    3,900   $   46,612      $  7,673
  Capital gains income...      --               --               --            --            --           --
  Net realized gain
   (loss) on security
   transactions..........          107              137              69         10,577         (266)           50
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       73,524            9,125         182,899        838,228    1,026,846        71,901
                              --------         --------        --------     ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       73,631            9,262         184,792        852,705    1,073,192        79,624
                              --------         --------        --------     ----------   ----------      --------
UNIT TRANSACTIONS:
  Purchases..............       85,113           19,966          77,896        349,260      403,287        27,225
  Net transfers..........      820,566          224,982         467,436      1,671,002    2,145,038       663,991
  Surrenders for benefit
   payments and fees.....          (20)         --               (5,626)      (126,941)      (4,769)       (2,542)
  Net loan activity......      --               --               (1,996)        (3,765)      65,506       --
  Cost of insurance......      (11,834)          (4,267)        (28,715)      (165,737)    (191,986)      (10,691)
                              --------         --------        --------     ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      893,825          240,681         508,995      1,723,819    2,417,076       677,983
                              --------         --------        --------     ----------   ----------      --------
  Net increase (decrease)
   in net assets.........      967,456          249,943         693,787      2,576,524    3,490,268       757,607
NET ASSETS:
  Beginning of year......      --               --              278,235      1,675,184    2,075,064       --
                              --------         --------        --------     ----------   ----------      --------
  End of year............     $967,456         $249,943        $972,022     $4,251,708   $5,565,332      $757,607
                              ========         ========        ========     ==========   ==========      ========


                              AMERICAN
                              FUNDS NEW
                             WORLD FUND
                           SUB-ACCOUNT (A)
                           ---------------
OPERATIONS:
  Net investment
   income................     $--
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        9,358
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,356
                              --------
UNIT TRANSACTIONS:
  Purchases..............        3,296
  Net transfers..........      114,398
  Surrenders for benefit
   payments and fees.....           (2)
  Net loan activity......      --
  Cost of insurance......       (1,037)
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      116,655
                              --------
  Net increase (decrease)
   in net assets.........      126,011
NET ASSETS:
  Beginning of year......      --
                              --------
  End of year............     $126,011
                              ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              AMERICAN
                            FUNDS GLOBAL
                               SMALL       FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME
                                FUND         PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $  1,048      $   59,471     $   159,685
  Capital gains income...      --              --              --
  Net realized gain
   (loss) on security
   transactions..........          115         (16,689)         33,301
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      129,435         225,313       2,223,027
                              --------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      130,598         268,095       2,416,013
                              --------      ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       47,988         118,767         797,360
  Net transfers..........      439,328        (351,281)       (194,218)
  Surrenders for benefit
   payments and fees.....       (2,292)           (787)       (418,821)
  Net loan activity......         (990)          1,741          (7,430)
  Cost of insurance......      (14,952)       (114,928)       (522,521)
                              --------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      469,082        (346,488)       (345,630)
                              --------      ----------     -----------
  Net increase (decrease)
   in net assets.........      599,680         (78,393)      2,070,383
NET ASSETS:
  Beginning of year......       94,318       1,591,511       8,170,631
                              --------      ----------     -----------
  End of year............     $693,998      $1,513,118     $10,241,014
                              ========      ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                         FRANKLIN SMALL                                                   HARTFORD      HARTFORD
                           FIDELITY VIP     CAP VALUE      MUTUAL SHARES     HARTFORD                     CAPITAL     DIVIDEND AND
                             OVERSEAS      SECURITIES       SECURITIES     ADVISERS HLS  HARTFORD BOND  APPRECIATION   GROWTH HLS
                            PORTFOLIO         FUND             FUND            FUND        HLS FUND       HLS FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------  ---------------  ------------  -------------  ------------  ------------
OPERATIONS:
  Net investment
   income................   $   16,420      $--              $--           $   289,552    $   376,333   $   135,110   $   150,519
  Capital gains income...      --            --               --               --              43,556       --             62,311
  Net realized gain
   (loss) on security
   transactions..........     (429,441)          (20)               4            7,259         23,131         8,330        (5,310)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,061,718        48,937            8,824        1,686,052        316,147     8,106,326     2,234,090
                            ----------      --------         --------      -----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      648,697        48,917            8,828        1,982,863        759,167     8,249,766     2,441,610
                            ----------      --------         --------      -----------    -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      130,468        67,568            2,218        1,366,510        819,185     1,845,229       818,628
  Net transfers..........     (704,492)      370,879          216,164          209,079      2,314,129      (561,457)      306,379
  Surrenders for benefit
   payments and fees.....      (34,020)          (16)              (1)        (375,391)      (689,615)   (1,998,981)     (528,770)
  Net loan activity......       (4,334)      --               --               --                (549)      (38,781)      (18,087)
  Cost of insurance......     (102,818)       (6,705)            (998)        (742,779)      (509,683)   (1,231,885)     (632,034)
                            ----------      --------         --------      -----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (715,196)      431,726          217,383          457,419      1,933,467    (1,985,875)      (53,884)
                            ----------      --------         --------      -----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........      (66,499)      480,643          226,211        2,440,282      2,692,634     6,263,891     2,387,726
NET ASSETS:
  Beginning of year......    1,816,840       --               --            10,574,160      8,730,479    20,917,762     9,278,776
                            ----------      --------         --------      -----------    -----------   -----------   -----------
  End of year............   $1,750,341      $480,643         $226,211      $13,014,442    $11,423,113   $27,181,653   $11,666,502
                            ==========      ========         ========      ===========    ===========   ===========   ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL
                            ADVISERS HLS      LEADERS HLS      TECHNOLOGY
                                FUND             FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $    691         $      81        $--
  Capital gains income...      --                --              --
  Net realized gain
   (loss) on security
   transactions..........        4,998           (10,165)          2,348
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       19,559            12,161          16,829
                              --------         ---------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       25,248             2,077          19,177
                              --------         ---------        --------
UNIT TRANSACTIONS:
  Purchases..............        5,360             5,828           4,874
  Net transfers..........      (41,059)         (147,424)        (15,298)
  Surrenders for benefit
   payments and fees.....          (32)            6,787              19
  Net loan activity......      --                --              --
  Cost of insurance......       (6,901)           (1,185)         (2,696)
                              --------         ---------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (42,632)         (135,994)        (13,101)
                              --------         ---------        --------
  Net increase (decrease)
   in net assets.........      (17,384)         (133,917)          6,076
NET ASSETS:
  Beginning of year......      113,540           138,882          29,719
                              --------         ---------        --------
  End of year............     $ 96,156         $   4,965        $ 35,795
                              ========         =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                HARTFORD
                              HARTFORD                                        INTERNATIONAL     HARTFORD
                             DISCIPLINED    HARTFORD GROWTH                       SMALL       INTERNATIONAL   HARTFORD
                             EQUITY HLS      OPPORTUNITIES   HARTFORD INDEX    COMPANY HLS    OPPORTUNITIES  MIDCAP HLS
                                FUND           HLS FUND         HLS FUND          FUND          HLS FUND        FUND
                           SUB-ACCOUNT (B)  SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ---------------  --------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $  5,844         $--            $   205,288        $   473       $   34,043    $   11,683
  Capital gains income...      --               --                 46,556          3,963          --             --
  Net realized gain
   (loss) on security
   transactions..........          126               (1)           37,979              5         (239,937)        1,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       85,654           23,269         3,476,038           (864)       1,295,202     1,405,364
                              --------         --------       -----------        -------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       91,624           23,268         3,765,861          3,577        1,089,308     1,418,860
                              --------         --------       -----------        -------       ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       36,283           10,442         1,339,592          1,287          365,145       417,124
  Net transfers..........      388,534          155,485        (1,133,751)        54,540         (743,649)      646,234
  Surrenders for benefit
   payments and fees.....      (54,971)         --               (609,091)             2         (172,950)      (30,411)
  Net loan activity......      --               --                 (4,744)       --               (18,358)       --
  Cost of insurance......      (24,681)          (3,133)         (806,318)          (542)        (204,754)     (305,971)
                              --------         --------       -----------        -------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      345,165          162,794        (1,214,312)        55,287         (774,566)      726,976
                              --------         --------       -----------        -------       ----------    ----------
  Net increase (decrease)
   in net assets.........      436,789          186,062         2,551,549         58,864          314,742     2,145,836
NET ASSETS:
  Beginning of year......      294,415          --             14,259,536        --             3,903,467     3,564,496
                              --------         --------       -----------        -------       ----------    ----------
  End of year............     $731,204         $186,062       $16,811,085        $58,864       $4,218,209    $5,710,332
                              ========         ========       ===========        =======       ==========    ==========


                              HARTFORD
                            MIDCAP VALUE
                              HLS FUND
                           SUB-ACCOUNT (A)
                           ---------------
OPERATIONS:
  Net investment
   income................     $--
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       32,651
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       32,653
                              --------
UNIT TRANSACTIONS:
  Purchases..............       10,572
  Net transfers..........      268,659
  Surrenders for benefit
   payments and fees.....      --
  Net loan activity......      --
  Cost of insurance......       (4,383)
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      274,848
                              --------
  Net increase (decrease)
   in net assets.........      307,501
NET ASSETS:
  Beginning of year......      --
                              --------
  End of year............     $307,501
                              ========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                              HARTFORD
                           HARTFORD MONEY     MORTGAGE     HARTFORD SMALL
                             MARKET HLS    SECURITIES HLS   COMPANY HLS
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    68,911      $   56,839      $  --
  Capital gains income...       --                8,803         --
  Net realized gain
   (loss) on security
   transactions..........       --                 (295)          7,978
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --              (23,804)      1,152,308
                            -----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        68,911          41,543       1,160,286
                            -----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     4,375,553         262,603         220,720
  Net transfers..........       (40,398)        (65,276)        392,459
  Surrenders for benefit
   payments and fees.....    (3,099,099)        (55,544)       (167,504)
  Net loan activity......       (56,946)         (1,818)        (19,861)
  Cost of insurance......      (642,670)       (119,365)       (153,361)
                            -----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       536,440          20,600         272,453
                            -----------      ----------      ----------
  Net increase (decrease)
   in net assets.........       605,351          62,143       1,432,739
NET ASSETS:
  Beginning of year......     8,103,064       1,596,492       2,040,823
                            -----------      ----------      ----------
  End of year............   $ 8,708,415      $1,658,635      $3,473,562
                            ===========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                                                                               PUTNAM VT
                                           HARTFORD VALUE       MFS NEW                         PUTNAM VT     GLOBAL ASSET
                           HARTFORD STOCK   OPPORTUNIITES      DISCOVERY        MFS TOTAL      DIVERSIFIED     ALLOCATION
                              HLS FUND        HLS FUND          SERIES        RETURN SERIES    INCOME FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ---------------  ---------------  ---------------  --------------  ------------
OPERATIONS:
  Net investment
   income................   $   178,691       $--              $--               $--           $   134,752     $  129,189
  Capital gains income...       --             --               --               --                --             --
  Net realized gain
   (loss) on security
   transactions..........        57,458             12              143                5            30,288       (253,957)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,301,370         11,415            5,077            4,206            25,814        708,937
                            -----------       --------         --------          -------       -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,537,519         11,427            5,220            4,211           190,854        584,169
                            -----------       --------         --------          -------       -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     1,688,199          3,126            1,316            3,788            73,523         84,560
  Net transfers..........      (605,470)        92,898          137,821           67,555        (1,156,131)      (932,528)
  Surrenders for benefit
   payments and fees.....      (602,148)       --                  (188)         --                (43,521)       (38,781)
  Net loan activity......       --             --               --               --                (21,843)       --
  Cost of insurance......      (919,213)        (1,278)            (559)          (1,235)          (68,565)      (107,880)
                            -----------       --------         --------          -------       -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (438,632)        94,746          138,390           70,108        (1,216,537)      (994,629)
                            -----------       --------         --------          -------       -----------     ----------
  Net increase (decrease)
   in net assets.........     3,098,887        106,173          143,610           74,319        (1,025,683)      (410,460)
NET ASSETS:
  Beginning of year......    13,663,679        --               --               --              1,341,312      3,096,795
                            -----------       --------         --------          -------       -----------     ----------
  End of year............   $16,762,566       $106,173         $143,610          $74,319       $   315,629     $2,686,335
                            ===========       ========         ========          =======       ===========     ==========


                             PUTNAM VT
                           GLOBAL EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $   50,764
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (51,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,071,762
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,071,123
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      500,419
  Net transfers..........     (712,693)
  Surrenders for benefit
   payments and fees.....     (185,099)
  Net loan activity......        4,607
  Cost of insurance......     (236,721)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (629,487)
                            ----------
  Net increase (decrease)
   in net assets.........      441,636
NET ASSETS:
  Beginning of year......    3,909,392
                            ----------
  End of year............   $4,351,028
                            ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            PUTNAM VT      PUTNAM VT     PUTNAM VT
                            GROWTH AND      HEALTH      HIGH YIELD
                           INCOME FUND   SCIENCES FUND     FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   248,209     $  3,017     $  349,406
  Capital gains income...      --            --             --
  Net realized gain
   (loss) on security
   transactions..........     (292,213)       1,482         51,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,851,349       53,738        357,504
                           -----------     --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,807,345       58,237        758,746
                           -----------     --------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,356,831       57,237        274,421
  Net transfers..........   (2,622,477)     (54,132)      (132,094)
  Surrenders for benefit
   payments and fees.....     (608,417)     (51,836)      (419,386)
  Net loan activity......      (27,410)      --             (1,060)
  Cost of insurance......     (816,876)     (33,602)      (179,267)
                           -----------     --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,718,349)     (82,333)      (457,386)
                           -----------     --------     ----------
  Net increase (decrease)
   in net assets.........       88,996      (24,096)       301,360
NET ASSETS:
  Beginning of year......   11,456,704      310,381      2,902,167
                           -----------     --------     ----------
  End of year............  $11,545,700     $286,285     $3,203,527
                           ===========     ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                                          PUTNAM VT
                                          PUTNAM VT                     INTERNATIONAL
                                        INTERNATIONAL     PUTNAM VT          NEW                        PUTNAM VT
                            PUTNAM VT    GROWTH AND     INTERNATIONAL   OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND   INCOME FUND     EQUITY FUND        FUND       INVESTORS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  ---------------  -------------  --------------  ------------
OPERATIONS:
  Net investment
   income................  $  149,889     $   4,448      $   27,151       $     483      $   3,217      $   2,752
  Capital gains income...      --           --              --              --             --              --
  Net realized gain
   (loss) on security
   transactions..........       3,651         1,620          31,634        (109,827)      (136,844)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (9,659)       54,557         621,907         125,909        207,588         --
                           ----------     ---------      ----------       ---------      ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     143,881        60,625         680,692          16,565         73,961          2,752
                           ----------     ---------      ----------       ---------      ---------      ---------
UNIT TRANSACTIONS:
  Purchases..............     404,892        32,527         249,409          13,349         26,805         25,525
  Net transfers..........      78,850      (192,744)        156,378         (75,489)      (364,810)      (282,993)
  Surrenders for benefit
   payments and fees.....     (54,118)          (22)       (259,025)            (70)       (13,994)       (74,695)
  Net loan activity......      (1,516)      --              (17,267)        --             --              --
  Cost of insurance......    (177,290)      (17,255)       (147,142)        (11,068)       (28,412)       (20,384)
                           ----------     ---------      ----------       ---------      ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     250,818      (177,494)        (17,647)        (73,278)      (380,411)      (352,547)
                           ----------     ---------      ----------       ---------      ---------      ---------
  Net increase (decrease)
   in net assets.........     394,699      (116,869)        663,045         (56,713)      (306,450)      (349,795)
NET ASSETS:
  Beginning of year......   2,591,420       230,796       2,272,556          96,671        434,807        445,667
                           ----------     ---------      ----------       ---------      ---------      ---------
  End of year............  $2,986,119     $ 113,927      $2,935,601       $  39,958      $ 128,357      $  95,872
                           ==========     =========      ==========       =========      =========      =========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             PUTNAM VT
                                NEW        PUTNAM VT
                           OPPORTUNITIES   NEW VALUE
                               FUND          FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --         $  12,926
  Capital gains income...       --            --
  Net realized gain
   (loss) on security
   transactions..........    (1,825,168)       7,596
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,360,375      206,503
                            -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,535,207      227,025
                            -----------    ---------
UNIT TRANSACTIONS:
  Purchases..............       652,711       79,106
  Net transfers..........      (871,443)    (287,454)
  Surrenders for benefit
   payments and fees.....      (604,514)     (29,939)
  Net loan activity......        (2,186)      --
  Cost of insurance......      (351,698)     (42,089)
                            -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,177,130)    (280,376)
                            -----------    ---------
  Net increase (decrease)
   in net assets.........       358,077      (53,351)
NET ASSETS:
  Beginning of year......     4,949,443      765,693
                            -----------    ---------
  End of year............   $ 5,307,520    $ 712,342
                            ===========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                            PUTNAM VT                      PUTNAM VT
                              OTC &     PUTNAM VT THE   UTILITIES GROWTH                                PUTNAM VT
                            EMERGING    GEORGE PUTNAM      AND INCOME      PUTNAM VT    PUTNAM VT     EQUITY INCOME
                           GROWTH FUND  FUND OF BOSTON        FUND        VISTA FUND   VOYAGER FUND       FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  --------------  ----------------  -----------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   7,903        $  27,424       $  --       $    79,908      $    662
  Capital gains income...      --           --               --               --           --            --
  Net realized gain
   (loss) on security
   transactions..........    (313,291)       10,212         (170,356)       (155,540)     (290,291)           31
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     394,588        25,931          270,505         259,571     3,015,725        13,257
                            ---------     ---------        ---------       ---------   -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      81,297        44,046          127,573         104,031     2,805,342        13,950
                            ---------     ---------        ---------       ---------   -----------      --------
UNIT TRANSACTIONS:
  Purchases..............      25,335        37,802           99,818          52,129     1,300,642        12,754
  Net transfers..........    (210,840)     (115,707)        (288,848)       (272,681)   (1,189,945)      117,354
  Surrenders for benefit
   payments and fees.....      (7,138)       (2,270)         (41,308)        (75,071)     (823,421)      --
  Net loan activity......      --           --               --               --             1,548       --
  Cost of insurance......     (37,665)      (23,462)         (48,814)        (36,733)     (677,946)       (2,172)
                            ---------     ---------        ---------       ---------   -----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (230,308)     (103,637)        (279,152)       (332,356)   (1,389,122)      127,936
                            ---------     ---------        ---------       ---------   -----------      --------
  Net increase (decrease)
   in net assets.........    (149,011)      (59,591)        (151,579)       (228,325)    1,416,220       141,886
NET ASSETS:
  Beginning of year......     271,675       218,237          693,445         401,554    11,623,484       --
                            ---------     ---------        ---------       ---------   -----------      --------
  End of year............   $ 122,664     $ 158,646        $ 541,866       $ 173,229   $13,039,704      $141,886
                            =========     =========        =========       =========   ===========      ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

_____________________________________ SA-52 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners accounts.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
AIM V.I. Mid Cap Core Equity Fund.......  $   166,011  $    21,539
AIM V.I. Premier Equity Fund............        4,489          756
American Funds Asset Allocation Fund....    3,234,515      355,468
American Funds Blue Chip Income and
 Growth Fund............................      486,348       48,552
American Funds Bond Fund................      807,252      119,938
American Funds Global Growth Fund.......      427,600      197,977
American Funds Growth Fund..............    2,588,732      307,487
American Funds Growth-Income Fund.......    2,341,974      501,117
American Funds International Fund.......      909,719      202,675
American Funds New World Fund...........      254,516       47,242
American Funds Global Small
 Capitalization Fund....................    1,585,780      353,129
Fidelity VIP Asset Manager Portfolio....       39,753      472,809
Fidelity VIP Equity-Income Portfolio....    1,484,385    1,721,418
Fidelity VIP Overseas Portfolio.........       19,649      670,576
Franklin Small Cap Value Securities
 Fund...................................    1,066,726      125,376
Mutual Shares Securities Fund...........      470,205       47,979
Hartford Advisers HLS Fund..............    1,560,650    2,056,127
Hartford Bond HLS Fund..................    4,740,665    3,286,001
Hartford Capital Appreciation HLS
 Fund...................................    2,967,915    3,519,642
Hartford Dividend and Growth HLS Fund...    1,627,707    1,756,482
Hartford Global Advisers HLS Fund.......           19        2,606
Hartford Global Leaders HLS Fund........           26          595
Hartford Global Technology HLS Fund.....      --             9,059
Hartford Disciplined Equity HLS Fund....      159,460       74,634
Hartford Growth Opportunities HLS
 Fund...................................       62,211       35,885
Hartford Index HLS Fund.................    1,439,521    6,823,852
Hartford International Small Company HLS
 Fund...................................      232,944       57,013
Hartford International Opportunities HLS
 Fund...................................    1,888,118      528,315
Hartford MidCap HLS Fund................    1,249,564    1,513,268
Hartford MidCap Value HLS Fund..........      753,015       84,837
Hartford Money Market HLS Fund..........    6,425,760    7,870,277
Hartford Mortgage Securities HLS Fund...      231,154      687,273
Hartford Small Company HLS Fund.........    1,078,505      687,525
Hartford Stock HLS Fund.................    2,623,013    2,136,910
Hartford Value Opportunities HLS Fund...      710,276       37,677
MFS New Discovery Series................       36,737       84,010
MFS Total Return Series.................      121,857        5,719
Putnam VT Diversified Income Fund.......       20,910      211,849
Putnam VT Global Asset Allocation
 Fund...................................       34,285    1,834,732

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
Putnam VT Global Equity Fund............  $   413,095  $   698,547
Putnam VT Growth and Income Fund........    1,169,429    2,254,094
Putnam VT Health Sciences Fund..........          903       92,687
Putnam VT High Yield Fund...............      613,349    1,036,413
Putnam VT Income Fund...................      410,161      816,205
Putnam VT International Growth and
 Income Fund............................        1,664       22,932
Putnam VT International Equity Fund.....      326,516      642,536
Putnam VT International New
 Opportunities Fund.....................          471       17,037
Putnam VT Investors Fund................          760       43,066
Putnam VT Money Market Fund.............          503       83,364
Putnam VT New Opportunities Fund........      508,044      982,754
Putnam VT New Value Fund................        7,507      143,406
Putnam VT OTC & Emerging Growth Fund....      --            30,441
Putnam VT The George Putnam Fund of
 Boston.................................        2,747       43,264
Putnam VT Utilities Growth and Income
 Fund...................................       11,767      155,956
Putnam VT VistaFund.....................      --            32,713
Putnam VT Voyager Fund..................      705,977    3,893,978
Putnam VT Capital Opportunities Fund....       32,957        7,363
Putnam VT Equity Income Fund............       41,814       10,271
                                          -----------  -----------
                                          $48,099,630  $49,505,352
                                          ===========  ===========

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                              NET
                                       UNITS      UNITS     INCREASE
FUND                                  ISSUED    REDEEMED   (DECREASE)
----                                 ---------  ---------  ----------
AIM V.I. Mid Cap Core Equity
 Fund..............................     13,182      1,936      11,246
AIM V.I. Premier Equity Fund.......        399         68         331
American Funds Asset Allocation
 Fund..............................    286,840     34,575     252,265
American Funds Blue Chip Income and
 Growth Fund.......................     41,914      5,036      36,878
American Funds Bond Fund...........     74,953     11,911      63,042
American Funds Global Growth
 Fund..............................    459,730    227,250     232,480
American Funds Growth Fund.........  3,442,094    706,163   2,735,931
American Funds Growth-Income
 Fund..............................  2,319,165    720,701   1,598,464
American Funds International
 Fund..............................     71,633     18,498      53,135
American Funds New World Fund......     18,755      3,950      14,805
American Funds Global Small
 Capitalization Fund...............  1,412,183    337,624   1,074,559
Fidelity VIP Asset Manager
 Portfolio.........................     --        244,880    (244,880)
Fidelity VIP Equity-Income
 Portfolio.........................    710,238    882,413    (172,175)
Fidelity VIP Overseas Portfolio....     --        422,605    (422,605)
Franklin Small Cap Value Securities
 Fund..............................     81,842     10,583      71,259
Mutual Shares Securities Fund......     40,248      4,805      35,443
Hartford Advisers HLS Fund.........    722,440  1,024,774    (302,334)
Hartford Bond HLS Fund.............  2,018,173  1,743,109     275,064
Hartford Capital Appreciation HLS
 Fund..............................  1,024,435  1,172,814    (148,379)
Hartford Dividend and Growth HLS
 Fund..............................    715,674    818,232    (102,558)
Hartford Global Advisers HLS
 Fund..............................     --          2,053      (2,053)
Hartford Global Leaders HLS Fund...     --            602        (602)
Hartford Global Technology HLS
 Fund..............................     --         13,589     (13,589)

_____________________________________ SA-54 ____________________________________

                                                              NET
                                       UNITS      UNITS     INCREASE
FUND                                  ISSUED    REDEEMED   (DECREASE)
----                                 ---------  ---------  ----------
Hartford Disciplined Equity HLS
 Fund..............................    131,198     66,896      64,302
Hartford Growth Opportunities HLS
 Fund..............................      5,202      3,012       2,190
Hartford Index HLS Fund............    588,990  2,580,490  (1,991,500)
Hartford International Small
 Company HLS Fund..................     17,191      4,105      13,086
Hartford International
 Opportunities HLS Fund............  1,140,387    387,948     752,439
Hartford MidCap HLS Fund...........    593,685    701,287    (107,602)
Hartford MidCap Value HLS Fund.....     57,561      7,594      49,967
Hartford Money Market HLS Fund.....  5,245,603  6,227,001    (981,398)
Hartford Mortgage Securities HLS
 Fund..............................     98,630    365,810    (267,180)
Hartford Small Company HLS Fund....    877,111    576,110     301,001
Hartford Stock HLS Fund............  1,115,366  1,009,917     105,449
Hartford Value Opportunities HLS
 Fund..............................     55,581      3,120      52,461
MFS New Discovery Series...........      3,039      6,916      (3,877)
MFS Total Return Series............     10,840        584      10,256
Putnam VT Diversified Income
 Fund..............................     --         11,779     (11,779)
Putnam VT Global Asset Allocation
 Fund..............................     --         83,834     (83,834)
Putnam VT Global Equity Fund.......     24,888     43,303     (18,415)
Putnam VT Growth and Income Fund...     54,372     99,629     (45,257)
Putnam VT Health Sciences Fund.....     --          7,991      (7,991)
Putnam VT High Yield Fund..........     21,313     54,462     (33,149)
Putnam VT Income Fund..............     20,162     46,781     (26,619)
Putnam VT International Growth and
 Income Fund.......................     --          1,871      (1,871)
Putnam VT International Equity
 Fund..............................     32,069     61,122     (29,053)
Putnam VT International New
 Opportunities Fund................     --          1,642      (1,642)
Putnam VT Investors Fund...........        129      5,019      (4,890)
Putnam VT Money Market Fund........      1,052     55,222     (54,170)
Putnam VT New Opportunities Fund...     41,500     67,453     (25,953)
Putnam VT New Value Fund...........     --          9,212      (9,212)
Putnam VT OTC & Emerging Growth
 Fund..............................     --          5,197      (5,197)
Putnam VT The George Putnam Fund of
 Boston............................     --          3,380      (3,380)
Putnam VT Utilities Growth and
 Income Fund.......................          4      7,861      (7,857)
Putnam VT VistaFund................         32      3,312      (3,280)
Putnam VT Voyager Fund.............     47,114    167,366    (120,252)
Putnam VT Capital Opportunities
 Fund..............................      2,472        536       1,936
Putnam VT Equity Income Fund.......      3,841      1,174       2,667

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                              NET
                                       UNITS      UNITS     INCREASE
FUND                                  ISSUED    REDEEMED   (DECREASE)
----                                 ---------  ---------  ----------
AIM V.I. Mid Cap Core Equity
 Fund..............................      6,215        173      6,042
AIM V.I. Premier Equity Fund.......         59     --             59
American Funds Asset Allocation
 Fund..............................    130,263      1,697    128,566
American Funds Blue Chip Income and
 Growth Fund.......................     84,491      1,079     83,412
American Funds Bond Fund...........     26,577      2,359     24,218
American Funds Global Growth
 Fund..............................    731,629    110,730    620,899
American Funds Growth Fund.........  3,042,619    648,505  2,394,114
American Funds Growth-Income
 Fund..............................  2,980,588    382,967  2,597,621

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                              NET
                                       UNITS      UNITS     INCREASE
FUND                                  ISSUED    REDEEMED   (DECREASE)
----                                 ---------  ---------  ----------
American Funds International
 Fund..............................     61,807      1,467     60,340
American Funds New World Fund......     10,345        203     10,142
American Funds Global Small
 Capitalization Fund...............    531,160     23,366    507,794
Fidelity VIP Asset Manager
 Portfolio.........................    110,268    299,073   (188,805)
Fidelity VIP Equity-Income
 Portfolio.........................    822,289    997,770   (175,481)
Fidelity VIP Overseas Portfolio....    181,193    718,705   (537,512)
Franklin Small Cap Value Securities
 Fund..............................     40,100        610     39,490
Mutual Shares Securities Fund......     19,978         91     19,887
Hartford Advisers HLS Fund.........  1,311,374  1,124,491    186,883
Hartford Bond HLS Fund.............  3,026,834  2,072,097    954,737
Hartford Capital Appreciation HLS
 Fund..............................  1,299,556  1,936,201   (636,645)
Hartford Dividend and Growth HLS
 Fund..............................    925,745    960,523    (34,778)
Hartford Global Advisers HLS
 Fund..............................     29,179     64,460    (35,281)
Hartford Global Leaders HLS Fund...     16,534    214,547   (198,013)
Hartford Global Technology HLS
 Fund..............................     18,650     35,338    (16,688)
Hartford Disciplined Equity HLS
 Fund..............................    438,037    140,093    297,944
Hartford Growth Opportunities HLS
 Fund..............................     15,722        308     15,414
Hartford Index HLS Fund............    913,824  1,430,386   (516,562)
Hartford International Small
 Company HLS Fund..................      4,651         89      4,562
Hartford International
 Opportunities HLS Fund............    600,493  1,159,278   (558,785)
Hartford MidCap HLS Fund...........    635,243    299,495    335,748
Hartford MidCap Value HLS Fund.....     24,904        498     24,406
Hartford Money Market HLS Fund.....  7,798,646  7,445,169    353,477
Hartford Mortgage Securities HLS
 Fund..............................    664,468    651,113     13,355
Hartford Small Company HLS Fund....    936,794    732,908    203,886
Hartford Stock HLS Fund............  1,200,383  1,376,811   (176,428)
Hartford Value Opportunities HLS
 Fund..............................      8,743        121      8,622
MFS New Discovery Series...........     12,663        813     11,850
MFS Total Return Series............      7,021        124      6,897
Putnam VT Diversified Income
 Fund..............................     18,794     93,986    (75,192)
Putnam VT Global Asset Allocation
 Fund..............................      9,879     60,305    (50,426)
Putnam VT Global Equity Fund.......     42,429     79,170    (36,741)
Putnam VT Growth and Income Fund...     92,210    204,975   (112,765)
Putnam VT Health Sciences Fund.....     10,990     18,183     (7,193)
Putnam VT High Yield Fund..........     43,517     67,664    (24,147)
Putnam VT Income Fund..............     75,018     60,594     14,424
Putnam VT International Growth and
 Income Fund.......................      6,019     23,594    (17,575)
Putnam VT International Equity
 Fund..............................     95,450     94,902        548
Putnam VT International New
 Opportunities Fund................      2,429     11,303     (8,874)
Putnam VT Investors Fund...........      3,806     52,714    (48,908)
Putnam VT Money Market Fund........    120,066    350,639   (230,573)
Putnam VT New Opportunities Fund...     58,659    127,034    (68,375)
Putnam VT New Value Fund...........     15,438     35,539    (20,101)
Putnam VT OTC & Emerging Growth
 Fund..............................      5,640     46,696    (41,056)
Putnam VT The George Putnam Fund of
 Boston............................     12,154     19,926     (7,772)
Putnam VT Utilities Growth and
 Income Fund.......................      6,724     24,058    (17,334)
Putnam VT VistaFund................     11,494     49,103    (37,609)
Putnam VT Voyager Fund.............     70,187    125,347    (55,160)
Putnam VT Equity Income Fund.......     12,834        350     12,484

_____________________________________ SA-56 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
AIM V.I. MID CAP CORE EQUITY FUND
  2004  Lowest contract charges           17,288   $12.966631   $   224,165    --          0.19%       13.82%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            6,042    11.392463        68,832    --        --            13.93%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges              390    11.914989         4,642    --          0.71%        5.77%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges               59    11.264791           662    --        --            12.65%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2004  Lowest contract charges          380,831    11.982388     4,563,260    --          2.34%        8.34%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          128,566    11.059916     1,421,930    --          5.09%       10.60%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2004  Lowest contract charges          120,290    12.728640     1,531,124    --          0.66%        9.74%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           83,412    11.598516       967,456    --        --            15.99%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS BOND FUND
  2004  Lowest contract charges           87,260    10.910455       952,043    --          2.67%        5.72%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           24,218    10.320517       249,943    --        --             3.21%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2004  Lowest contract charges        1,245,715   $ 1.088710   $ 1,356,223    --          0.43%       13.49%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        1,013,235     0.959325       972,022    --          0.34%       35.27%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          392,336     0.709176       278,236    --          0.66%      (14.64)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           79,737     0.830793        66,245    --          0.91%      (16.92)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS GROWTH FUND
  2004  Lowest contract charges        7,929,384     0.920977     7,302,780    --          0.20%       12.50%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,193,453     0.818667     4,251,708    --          0.15%       36.80%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        2,799,340     0.598421     1,675,184    --          0.04%      (24.45)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          741,450     0.792121       587,318    --          0.45%      (20.79)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2004  Lowest contract charges        6,729,608     1.197136     8,056,257    --          0.97%       10.37%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,131,144     1.084618     5,565,332    --          1.32%       32.43%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        2,533,523     0.819043     2,075,064    --          1.11%      (18.34)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        1,055,572     1.003020     1,058,760    --          1.24%        0.30%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
  2004  Lowest contract charges          113,475    14.981085     1,699,976    --          1.53%       19.32%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           60,340    12.555634       757,607    --          2.46%       25.56%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-58 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
AMERICAN FUNDS NEW WORLD FUND
  2004  Lowest contract charges           24,947   $14.760130   $   368,214    --          2.12%       18.80%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           10,142    12.424553       126,011    --        --            24.25%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2004  Lowest contract charges        1,716,239     1.307366     2,243,752    --        --            20.88%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          641,680     1.081533       693,998    --          0.36%       52.51%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          133,886     0.704466        94,318    --          1.06%      (19.05)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           38,235     0.870271        33,274    --          0.60%      (12.97)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2004  Lowest contract charges          538,959     2.035964     1,097,301    --          3.10%        5.47%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          783,839     1.930394     1,513,118    --          3.62%       17.97%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          972,644     1.636274     1,591,511    --          4.50%       (8.73)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        1,098,649     1.792741     1,969,593    --          4.22%       (4.09)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2004  Lowest contract charges        4,235,146     2.591536    10,975,535    --          1.53%       11.53%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        4,407,321     2.323637    10,241,014    --          1.81%       30.33%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        4,582,802     1.782890     8,170,631    --          1.73%      (16.95)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        4,538,187     2.146668     9,741,981    --          1.68%       (4.96)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2004  Lowest contract charges          678,510   $ 1.806348   $ 1,225,626    --          1.30%       13.64%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        1,101,115     1.589607     1,750,341    --          0.93%       43.37%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        1,638,628     1.108757     1,816,840    --          0.88%      (20.28)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        2,082,364     1.390795     2,896,141    --          5.43%      (21.17)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2004  Lowest contract charges          110,750    15.061082     1,668,008    --          0.17%       23.75%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           39,491    12.170997       480,643    --        --            21.71%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
MUTUAL SHARES SECURITIES FUND
  2004  Lowest contract charges           55,330    12.811952       708,882    --          0.89%       12.63%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           19,887    11.375095       226,211    --        --            13.75%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges        4,712,882     2.692139    12,687,733    --          2.02%        3.74%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,015,216     2.594991    13,014,442    --          2.52%       18.49%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        4,828,333     2.190023    10,574,160    --          2.95%      (13.79)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        4,830,074     2.540380    12,270,223    --          2.86%       (4.64)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-60 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
HARTFORD BOND HLS FUND
  2004  Lowest contract charges        5,707,178   $ 2.200121   $12,556,482    --          4.67%        4.62%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,432,114     2.102885    11,423,113    --          3.71%        7.85%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        4,477,378     1.949909     8,730,479    --          4.17%       10.08%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        3,575,248     1.771309     6,332,868    --          4.71%        8.68%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges        6,506,495     4.875404    31,721,794    --          0.35%       19.36%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        6,654,874     4.084473    27,181,653    --          0.60%       42.38%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        7,291,518     2.868780    20,917,762    --          0.64%      (19.70)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        6,874,573     3.572570    24,559,894    --          0.64%       (6.94)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges        4,008,896     3.190025    12,788,478    --          1.40%       12.42%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        4,111,454     2.837561    11,666,502    --          1.52%       26.80%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        4,146,231     2.237882     9,278,776    --          1.47%      (14.23)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        4,268,131     2.609041    11,135,730    --          1.58%       (4.04)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges           77,474   $ 1.363233   $   105,616    --          0.02%       12.75%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           79,527     1.209099        96,156    --          0.57%       22.26%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          114,808     0.988953       113,540    --          0.05%       (8.95)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           88,865     1.086141        96,520    --          1.15%       (6.25)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges            4,761     1.103429         5,253    --          0.53%       19.19%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            5,363     0.925806         4,965    --          0.20%       35.57%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          203,376     0.682881       138,882    --          3.28%      (19.51)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           51,695     0.848373        43,856    --          1.11%      (15.16)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges           35,370     0.740995        26,208    --        --             1.35%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           48,959     0.731126        35,795    --        --            61.50%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           65,646     0.452718        29,719    --        --           (38.59)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           58,077     0.737165        42,812    --        --           (26.28)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-62 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges          683,320   $ 1.280563   $   875,035    --          1.17%        8.41%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          619,018     1.181232       731,204    --          1.79%       28.82%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          321,074     0.916970       294,415    --          0.37%      (24.65)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          234,620     1.216983       285,528    --        --            (8.02)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges           17,604    14.145761       249,026    --        --            17.19%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           15,414    12.071320       186,062    --        --            20.71%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges        3,956,594     3.120058    12,344,804    --          1.05%       10.39%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,948,094     2.826298    16,811,085    --          1.38%       28.13%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        6,464,655     2.205769    14,259,536    --          1.13%      (22.45)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        6,296,682     2.844242    17,909,287    --          0.86%      (12.31)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges           17,648    15.090922       266,330    --        --            16.96%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            4,562    12.902318        58,864    --          2.78%       29.02%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        3,164,637   $ 2.064885   $ 6,534,612    --          0.82%       18.08%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        2,412,198     1.748699     4,218,209    --          0.90%       33.10%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        2,970,983     1.313864     3,903,467    --          1.99%      (17.93)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        3,200,254     1.600938     5,123,408    --          0.12%      (18.73)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges        2,279,851     2.784937     6,349,242    --          0.27%       16.44%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        2,387,453     2.391809     5,710,332    --          0.27%       37.67%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        2,051,705     1.737334     3,564,496    --          0.11%      (14.22)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        1,106,917     2.025330     2,241,872    --        --            (3.62)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges           74,373    14.653166     1,089,805    --          0.10%       16.30%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           24,406    12.599619       307,501    --        --            26.00%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges        4,669,560     1.555598     7,263,958    --          0.94%        0.94%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,650,958     1.541051     8,708,415    --          0.73%        0.75%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        5,297,481     1.529607     8,103,064    --          1.46%        1.47%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        5,496,718     1.507506     8,286,335    --          3.60%        3.87%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-64 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges          597,889   $ 1.996349   $ 1,193,595    --          4.52%        4.12%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          865,069     1.917343     1,658,635    --          3.07%        2.29%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          851,714     1.874447     1,596,492    --          2.36%        8.15%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          326,119     1.733120       565,203    --          4.17%        7.50%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges        2,721,816     1.609664     4,381,209    --        --            12.18%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        2,420,815     1.434873     3,473,562    --        --            55.87%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        2,216,929     0.920563     2,040,823    --        --           (30.23)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        1,484,164     1.319402     1,958,209    --        --           (14.92)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges        5,811,114     3.060365    17,784,129    --          1.12%        4.17%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges        5,705,665     2.937881    16,762,566    --          1.21%       26.47%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges        5,882,093     2.322928    13,663,679    --          1.01%      (24.25)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges        5,996,456     3.066451    18,387,837    --          0.72%      (12.23)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges           61,083    14.638700       894,169    --          0.26%       18.87%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            8,622    12.314438       106,173    --        --            23.14%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
MFS NEW DISCOVERY SERIES
  2004  Lowest contract charges            7,974   $12.907985   $   102,923    --        --             6.52%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           11,851    12.118057       143,610    --        --            21.18%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
MFS TOTAL RETURN SERIES
  2004  Lowest contract charges           17,153    11.995951       205,763    --          1.29%       11.32%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            6,897    10.776006        74,319    --        --             7.76%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2004  Lowest contract charges            6,511    18.910417       123,127    --          9.66%        9.58%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           18,290    17.256953       315,629    --         13.75%       20.27%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           93,482    14.348324     1,341,312    --          3.97%        6.20%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           51,117    13.510984       690,643    --          6.66%        3.82%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges           40,108    23.680233       949,774    --          2.58%        9.26%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          123,942    21.674078     2,686,335    --          4.38%       22.04%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          174,369    17.760045     3,096,795    --          1.97%      (12.36)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          176,366    20.265402     3,574,133    --          1.15%       (8.35)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-66 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
PUTNAM VT GLOBAL EQUITY FUND
  2004  Lowest contract charges          205,720   $22.118357   $ 4,550,196    --          2.22%       13.94%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          224,135    19.412578     4,351,028    --          1.25%       29.54%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          260,875    14.985684     3,909,392    --          0.31%      (22.16)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          269,345    19.251979     5,185,422    --        --           (29.66)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT GROWTH AND INCOME FUND
  2004  Lowest contract charges              523    12.625543         6,600    --          1.57%       11.11%
        Highest contract charges         377,902    30.370460    11,477,050    --          1.80%       11.37%
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges              537    11.362976         6,102    --        --            13.63%
        Highest contract charges         423,145    27.270997    11,539,598    --          2.19%       27.60%
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          536,448    21.356598    11,456,704    --          2.38%      (18.79)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          606,768    26.297364    15,956,406    --          1.66%       (6.16)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2004  Lowest contract charges           16,983    12.300632       208,901    --          0.39%        7.30%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           24,974    11.463412       286,285    --          0.89%       18.80%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           32,167     9.649126       310,381    --          0.07%      (20.21)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           32,308    12.092641       390,690    --          0.05%      (19.53)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
PUTNAM VT HIGH YIELD FUND
  2004  Lowest contract charges          128,672   $21.972422   $ 2,827,227    --          8.74%       10.99%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          161,821    19.796707     3,203,527    --         11.01%       26.86%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          185,967    15.605782     2,902,167    --         12.04%       (0.54)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          188,722    15.690083     2,961,071    --         13.56%        3.87%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT INCOME FUND
  2004  Lowest contract charges          130,703    19.822044     2,590,802    --          4.23%        4.72%
        Highest contract charges             437    10.394738         4,540    --        --             4.43%
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          157,759    18.928406     2,986,119    --          4.69%        4.70%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          143,335    18.079459     2,591,420    --          4.50%        8.09%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          132,824    16.725709     2,221,576    --          6.51%        7.53%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2004  Lowest contract charges            7,876    14.179491       111,680    --          1.52%       21.31%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            9,747    11.688479       113,927    --          2.17%       38.37%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           27,322     8.447396       230,796    --          0.65%      (13.67)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           19,389     9.785153       189,726    --          0.69%      (20.67)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-68 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          215,440   $13.986237   $ 3,013,190    --          1.69%       16.49%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          244,493    12.006885     2,935,601    --          1.07%       28.89%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          243,946     9.315833     2,272,556    --          1.00%      (17.52)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          226,490    11.294275     2,558,039    --          0.35%      (20.41)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2004  Lowest contract charges            2,334    11.419666        26,658    --          1.30%       13.63%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges            3,976    10.050111        39,958    --          0.73%       33.59%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           12,850     7.523083        96,671    --          0.96%      (13.46)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           13,413     8.693232       116,601    --        --           (28.52)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT INVESTORS FUND
  2004  Lowest contract charges            9,883     9.824339        97,095    --          0.73%       13.07%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           14,773     8.688642       128,357    --          0.95%       27.25%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           63,680     6.827953       434,807    --          0.39%      (23.68)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           51,987     8.946510       465,104    --          0.10%      (24.61)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
PUTNAM VT MONEY MARKET FUND
  2004  Lowest contract charges            8,419   $ 1.545717   $    13,013    --          0.77%        0.91%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           62,589     1.531768        95,872    --          0.79%        0.76%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          293,162     1.520209       445,667    --          1.46%        1.46%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          452,727     1.498367       678,352    --          3.34%        4.00%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2004  Lowest contract charges          261,952    20.383662     5,339,542    --        --            10.57%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          287,905    18.434963     5,307,520    --        --            32.70%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          356,281    13.891974     4,949,443    --        --           (30.29)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          415,456    19.929373     8,279,775    --        --           (29.99)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT NEW VALUE FUND
  2004  Lowest contract charges           37,741    17.564560       662,895    --          1.13%       15.77%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           46,953    15.171400       712,342    --          1.65%       32.86%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           67,054    11.418982       765,693    --          5.38%      (15.44)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           93,014    13.503535     1,256,011    --          0.79%        3.61%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-70 ____________________________________

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2004  Lowest contract charges           15,221   $ 6.548058   $    99,667    --        --             8.99%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           20,418     6.007790       122,664    --        --            35.94%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           61,474     4.419389       271,675    --        --           (32.06)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           56,043     6.504819       364,549    --        --           (45.57)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges            9,271    13.603625       126,114    --          2.12%        8.48%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           12,651    12.540269       158,646    --          2.88%       17.35%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           20,423    10.685893       218,237    --          2.21%       (8.57)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           15,137    11.687147       176,906    --          1.36%        0.74%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2004  Lowest contract charges           21,046    22.847531       480,855    --          2.43%       21.87%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           28,903    18.747452       541,866    --          4.40%       25.00%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           46,237    14.997690       693,445    --          3.69%      (23.83)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           50,945    19.690377     1,003,134    --          3.11%      (22.15)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                 CONTRACT             INVESTMENT
                                                      UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  ------------  -----------  -------  ----------  -----------
PUTNAM VT VISTA FUND
  2004  Lowest contract charges           14,691   $11.461246   $   168,379    --        --            18.90%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           17,971     9.639100       173,229    --        --            33.42%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges           55,580     7.224769       401,554    --        --           (30.38)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges           37,178    10.377065       385,801    --        --           (33.40)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT VOYAGER FUND
  2004  Lowest contract charges          356,661    28.800926    10,272,162    --          0.47%        5.34%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges          476,913    27.341904    13,039,704    --          0.65%       25.16%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2002  Lowest contract charges          532,073    21.845647    11,623,484    --          0.87%      (26.34)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2001  Lowest contract charges          567,866    29.655765    16,840,502    --          0.11%      (22.24)%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2004  Lowest contract charges            1,936    14.208783        27,502    --          1.06%       18.12%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
PUTNAM VT EQUITY INCOME FUND
  2004  Lowest contract charges           15,151    12.708724       192,555    --          0.12%       11.82%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --
  2003  Lowest contract charges           12,484    11.365596       141,886    --          0.95%       13.66%
        Highest contract charges        --            --            --         --        --           --
        Remaining contract
        charges                         --            --            --         --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

_____________________________________ SA-72 ____________________________________

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Issue charges, and Riders (if applicable). These fees are assessed as a direct reduction in unit values or through a redemption of units for all contract's contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.25% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from $7.50 to $24.16 plus $0.03 to $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company.

These charges are a redemption of units.

ISSUE CHARGE:

The Company, will make certain deductions, $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

These charges are a redemption of units.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Estate Protection Rider, Last Survivor Exchange Option Rider, Maturity Value Extension Rider, Single Life Yearly Renewable Life Insurance Rider. These deductions range from $0.25 to $86.13 of net amount at Risk.

These charges are a redemption of units.

_____________________________________ SA-73 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.